33-13401
                                                                        811-5126



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

                  Pre-Effective Amendment No. __                             |_|


                  Post-Effective Amendment No.  21                           |X|
                                               ---


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|


                  Amendment No.  23                                          |X|
                                ---



                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
               (Exact name of registrant as specified in charter)


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)


                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450



                          LAWRENCE P. VOGEL, Treasurer

                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

        It is proposed that this filing will become effective (check the appropriate box).



|_| immediately upon filing pursuant to paragraph (b)        |_|  on (date) pursuant to paragraph (a)(1)
                                                                     ------

|X| on January 29, 2001 pursuant to paragraph (b)            |_|  75 days after filing pursuant to paragraph (a)(2)
       ----------------


|_| 60 days after filing pursuant to paragraph (a)(1)        |_|  on (date) pursuant to paragraph (a)(2) of rule 485.
                                                                     ------

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        SELIGMAN
                                                                 ---------------
                                                                 MUNICIPAL FUNDS


                                                         SELIGMAN MUNICIPAL FUND
                                                                    SERIES, INC.

                                                              SELIGMAN MUNICIPAL
                                                                    SERIES TRUST

                                                             SELIGMAN NEW JERSEY
                                                            MUNICIPAL FUND, INC.

                                                           SELIGMAN PENNSYLVANIA
                                                           MUNICIPAL FUND SERIES


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1 2/2001


                                     [PHOTO]



                                   PROSPECTUS

                                FEBRUARY 1, 2001

                                ----------------


                                     Seeking

                                     Income

                                   Exempt From

                                     Regular

                                   Income Tax



                                   managed by
                                     [LOGO]

                              J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents


The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.

         Overview of the Funds    1

         National Fund    4

         California High-Yield Fund    6

         California Quality Fund    8

         Colorado Fund    10

         Florida Fund    12

         Georgia Fund    14

         Louisiana Fund    16

         Maryland Fund    18

         Massachusetts Fund    20

         Michigan Fund    22

         Minnesota Fund    24

         Missouri Fund    26

         New Jersey Fund    28

         New York Fund    30

         North Carolina Fund    32

         Ohio Fund    34

         Oregon Fund    36

         Pennsylvania Fund    38

         South Carolina Fund    40

         Management of the Funds    42


Shareholder Information

         Deciding Which Class of Shares to Buy    43

         Pricing of Fund Shares    45

         Opening Your Account    45

         How to Buy Additional Shares   46

         How to Exchange Shares Among the Seligman Mutual Funds    46

         How to Sell Shares    47

         Important Policies That May Affect Your Account    48

         Dividends and Capital Gain Distributions    49

         Taxes    49


Financial Highlights    50

How to Contact Us    60

For More Information    back cover




TIMES CHANGE ... VALUES ENDURE

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund       Massachusetts Fund    New York Fund
Colorado Fund       Michigan Fund         Ohio Fund
Georgia Fund        Minnesota Fund        Oregon Fund
Louisiana Fund      Missouri Fund         South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund      Florida Fund
California Quality Fund         North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective(s). You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objective(s).

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Alternative Minimum Tax (AMT):
A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.


The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective(s).

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of a Fund's portfolio holdings, as described below:

     Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

     Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

     Declining interest rates increase the risk that portfolio holdings that contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

     Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

     The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

     Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

     Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes of shares due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.


                    Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

NATIONAL FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.47%
                               92 .......  7.88%
                               93 ....... 14.10%
                               94 ....... -9.95%
                               95 ....... 20.10%
                               96 .......  3.33%
                               97 ....... 10.38%
                               98 .......  5.66%
                               99 ....... -5.90%
                               00 ....... 12.62%


Best calendar quarter return:   8.25% - quarter ended 3/31/95.
Worst calendar quarter return: -8.20% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C        CLASS D
                                                  SINCE          SINCE
                      ONE      FIVE     TEN     INCEPTION     INCEPTION
                      YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ------   -------  -------   ---------      ------
Class A               6.99%    4.10%    6.13%        --             --
Class C               9.29      n/a      n/a       2.18%            --
Class D              10.32     4.16      n/a         --           3.70%
Lehman Brothers
  Municipal Bond
  Index           11.70     5.84     7.32       5.47(1)        5.66(2)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.



FEES AND EXPENSES

Shareholder Fees                     Class A   Class C   Class D
----------------                     -------   -------   -------
Maximum Sales Charge (Load)..........   4.75%         2%         1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%       None
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)............................    none(1)     1%         1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%        .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%       1.00%
Other Expenses.......................    .27%       .27%       .27%
                                        -----     ------     ------
Total Annual Fund Operating Expenses.    .87%      1.77%      1.77%
                                        =====     ======     ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         377         652       1,050       2,163
Class D         280         557         959       2,084

If you did not sell your shares at the end of each period, your expenses would be:


             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         278         652       1,050       2,163
Class D         180         557         959       2,084

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.


o Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.48%
                               92 .......  9.53%
                               93 .......  9.91%
                               94 ....... -2.79%
                               95 ....... 14.55%
                               96 .......  5.52%
                               97 .......  8.72%
                               98 .......  6.18%
                               99 ....... -5.26%
                               00 ....... 14.40%


Best calendar quarter return:   6.48% - quarter ended 3/31/95.
Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      -----     -----    -----    -------      ------

Class A                8.93%    4.68%    6.42%       --           --
Class C               11.26      n/a      n/a      3.10%          --
Class D               12.38     4.73      n/a        --         4.60%
  Lehman Brothers
  Municipal Bond
  Index               11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
* Amounts do not reflect the effect of the voluntary expense reimbursement.



Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your Expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:


The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.


The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:


o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.22%
                               92 .......  8.49%
                               93 ....... 12.61%
                               94 ....... -8.30%
                               95 ....... 19.79%
                               96 .......  3.91%
                               97 .......  8.80%
                               98 .......  6.26%
                               99 ....... -6.10%
                               00 ....... 16.27%


Best calendar quarter return:   8.97% - quarter ended 3/31/95.
Worst calendar quarter return: -6.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      ------    -----    -----    -------      ------

Class A               10.67%    4.54%    6.43%      --           --
Class C               13.32      n/a      n/a      4.28%         --
Class D               14.43     4.66      n/a       --          4.27%
  Lehman Brothers
  Municipal Bond
  Index                11.70     5.84     7.32      5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----

Total Annual Fund Operating Expenses.    .87%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

COLORADO FUND

INVESTMENT OBJECTIVES

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objectives:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o A downturn in the national and world economy, particularly in the technology sector, has the potential to dramatically affect Colorado's economy.

o Colorado's constitution imposes strict limitations on government revenue, debt, and spending. The relevant constitutional provisions are extremely complicated. They make governmental budgeting and finance decisions difficult. In addition, because the Colorado legislature has chosen to refund the state's surplus in arrears, that is, out of the next fiscal year's revenues, a substantial decline in state revenues could leave the state with inadequate revenues to pay both current year obligations and these prior year refunds.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  9.40%
                               92 .......  7.67%
                               93 ....... 11.11%
                               94 ....... -5.13%
                               95 ....... 13.96%
                               96 .......  3.39%
                               97 .......  7.52%
                               98 .......  5.80%
                               99 ....... -5.26%
                               00 ....... 12.92%


Best calendar quarter return:   6.34% - quarter ended 3/31/95.
Worst calendar quarter return: -4.87% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             7.55%    3.69%    5.43%           --           --
Class C             9.80      n/a      n/a          2.38%          --
Class D            10.93     3.76      n/a            --         3.38%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

FLORIDA FUND

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

o Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.62%
                               92 .......  9.07%
                               93 ....... 13.52%
                               94 ....... -5.52%
                               95 ....... 16.67%
                               96 .......  2.76%
                               97 .......  9.33%
                               98 .......  5.67%
                               99 ....... -4.89%
                               00 ....... 14.41%


Best calendar quarter return:   7.00% - quarter ended 3/31/95.
Worst calendar quarter return: -5.99% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.94%    4.27%    6.40%         --           --
Class C            11.67      n/a      n/a        3.86%          --
Class D            12.76     4.52      n/a          --         4.33%
  Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .34%       .34%    .34%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.09%      1.84%   1.84%
                                        =====      =====   =====



(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        384        673      1,086       2,237
Class D        287        579        995       2,159

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        285        673      1,086       2,237
Class D        187        579        995       2,159

GEORGIA FUND

INVESTMENT OBJECTIVES

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objectives:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.97%
                               92 .......  9.00%
                               93 ....... 12.21%
                               94 ....... -7.64%
                               95 ....... 19.16%
                               96 .......  3.86%
                               97 .......  9.02%
                               98 .......  5.94%
                               99 ....... -5.04%
                               00 ....... 13.49%


Best calendar quarter return:   7.71% - quarter ended 3/31/95.
Worst calendar quarter return: -6.83% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.03%    4.25%    6.28%           --          --
Class C            10.41      n/a      n/a          2.90%         --
Class D            11.46     4.32      n/a            --        4.15%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A          Class C         Class D
-----------------                      ---------        -------         -------
Maximum Sales Charge (Load)........      4.75%             2%              1%
 Maximum Sales Charge (Load) on
   Purchases (as a % of offering
   price)..........................      4.75%(1)          1%            none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)..........................       none(1)          1%              1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees....................       .50%           .50%            .50%
Distribution and/or
   Service (12b-1) Fees............       .10%          1.00%           1.00%
Other Expenses.....................       .31%           .31%            .31%
                                        ------        -------          ------
Total Annual Fund Operating Expenses.     .91%          1.81%           1.81%
                                        ======        =======          ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        381         664       1,070        2,205
Class D        284         569         980        2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        282         664       1,070        2,205
Class D        184         569         980        2,127

LOUISIANA FUND

INVESTMENT OBJECTIVES

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objectives:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.38%
                               92 .......  7.83%
                               93 ....... 11.45%
                               94 ....... -5.89%
                               95 ....... 17.10%
                               96 .......  3.49%
                               97 .......  8.45%
                               98 .......  5.93%
                               99 ....... -4.62%
                               00 ....... 12.70%


Best calendar quarter return:   6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -5.38% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                      ONE     FIVE      TEN    INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS    5/27/99      2/1/94
                     ----     -----    -----    -------      ------

Class A             7.29%    4.01%    6.04%         --           --
Class C             9.52      n/a      n/a        2.90%          --
Class D            10.68     4.11      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .28%       .28%    .28%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .88%      1.78%   1.78%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        378        655      1,055       2,174
Class D        281        560        964       2,095

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        279        655      1,055       2,174
Class D        181        560        964       2,095

MARYLAND FUND

INVESTMENT OBJECTIVES

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objectives:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.


o The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.47%
                               92 .......  8.24%
                               93 ....... 11.93%
                               94 ....... -5.48%
                               95 ....... 16.84%
                               96 .......  3.66%
                               97 .......  8.09%
                               98 .......  5.85%
                               99 ....... -3.34%
                               00 ....... 11.25%


Best calendar quarter return:   6.96% - quarter ended 3/31/95.
Worst calendar quarter return: -5.29% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A             5.94%    3.96%    6.03%           --           --
Class C             8.11      n/a      n/a          2.71%          --
Class D             9.25     4.04      n/a            --         3.94%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Year     5 Year    10 Years
           --------   ------     -------   ---------
Class A       $563       $751    $  955      $1,541
Class C        282        664     1,070       2,205
Class D        184        569       980       2,127

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objectives:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.97%
                               92 .......  9.08%
                               93 ....... 11.52%
                               94 ....... -4.43%
                               95 ....... 15.20%
                               96 .......  4.14%
                               97 .......  8.68%
                               98 .......  6.55%
                               99 ....... -6.73%
                               00 ....... 15.20%


Best calendar quarter return:   6.44% - quarter ended 3/31/95.
Worst calendar quarter return: -4.69% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             9.69%    4.30%    6.45%         --           --
Class C            12.05      n/a      n/a          3.01%        --
Class D            13.14     4.36      n/a          --           4.11%
Lehman Brothers
   Municipal Bond
   Index           11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance. (1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MICHIGAN FUND

INVESTMENT OBJECTIVES

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objectives:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.01%
                               92 .......  9.31%
                               93 ....... 11.48%
                               94 ....... -4.84%
                               95 ....... 15.78%
                               96 .......  3.74%
                               97 .......  8.73%
                               98 .......  6.12%
                               99 ....... -3.80%
                               00 ....... 12.89%


Best calendar quarter return: 6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -4.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99       2/1/94
                      ----    -----    -----     -------       ------

Class A               7.54%    4.37%    6.42%        --           --
Class C               9.78      n/a      n/a       3.49%
Class D              10.90     4.44      n/a         --         4.15%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

MINNESOTA FUND

INVESTMENT OBJECTIVES

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objectives:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.


o The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. However, the State has experienced budget surpluses in recent years, and reserves and other institutional controls are in place that have allowed State officials to successfully manage revenue variations.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  7.53%
                               92 .......  7.67%
                               93 ....... 13.49%
                               94 ....... -2.54%
                               95 ....... 11.41%
                               96 .......  3.39%
                               97 .......  7.02%
                               98 .......  6.21%
                               99 ....... -4.15%
                               00 ....... 12.34%


Best calendar quarter return: 5.04% - quarter ended 3/31/95.
Worst calendar quarter return: -3.23% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                    ONE      FIVE     TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A             6.93%    3.81%    5.58%         --           --
Class C             9.27      n/a      n/a        2.82%          --
Class D            10.34     3.88      n/a          --         3.58%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

MISSOURI FUND

INVESTMENT OBJECTIVES

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objectives:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

MISSOURI FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.37%
                               92 .......  7.25%
                               93 ....... 11.40%
                               94 ....... -6.32%
                               95 ....... 16.95%
                               96 .......  3.71%
                               97 .......  8.08%
                               98 .......  5.77%
                               99 ....... -5.59%
                               00 ....... 15.18%


Best calendar quarter return:   7.31% - quarter ended 3/31/95.
Worst calendar quarter return: -6.11% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A              9.73%    4.20%    6.00%         --           --
Class C             12.07      n/a      n/a        3.69%          --
Class D             13.18     4.27      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .33%       .33%    .33%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .93%      1.83%   1.83%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year      3 Years     5 Years      10 Years
            ------      -------     -------      --------

Class A       $565       $757       $  965       $1,564
Class C        383        670        1,080        2,226
Class D        286        576          990        2,148

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years      5 Years      10 Years
            ------     -------      -------      --------

Class A       $565       $757       $  965       $1,564
Class C        284        670        1,080        2,226
Class D        186        576          990        2,148

NEW JERSEY FUND

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.04%
                               92 .......  8.99%
                               93 ....... 12.37%
                               94 ....... -6.15%
                               95 ....... 15.57%
                               96 .......  3.40%
                               97 .......  8.93%
                               98 .......  6.00%
                               99 ....... -5.58%
                               00 ....... 13.25%


Best calendar quarter return:   6.78% - quarter ended 3/31/95.
Worst calendar quarter return: -5.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A              7.89%    3.99%    6.02%         --           --
Class C             10.17      n/a      n/a          2.54%        --
Class D             11.29     4.20      n/a          --           3.97%
  Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .37%       .37%    .37%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.12%      1.87%   1.87%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        387        682      1,101       2,268
Class D        290        588      1,011       2,190

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        288        682      1,101       2,268
Class D        190        588      1,011       2,190

NEW YORK FUND

INVESTMENT OBJECTIVES

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objectives:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

NEW YORK FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years


                               91 ....... 13.53%
                               92 .......  9.31%
                               93 ....... 13.26%
                               94 ....... -7.93%
                               95 ....... 19.31%
                               96 .......  3.83%
                               97 ....... 10.04%
                               98 .......  6.86%
                               99 ....... -5.64%
                               00 ....... 15.00%

Best calendar quarter return:   8.13% - quarter ended 3/31/95.
Worst calendar quarter return: -6.61% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                  SINCE         SINCE
                      ONE     FIVE      TEN     INCEPTION     INCEPTION
                     YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ----     -----    -----     -------        ------

Class A             9.56%    4.76%     6.89%        --             --
Class C            11.91      n/a       n/a       3.65%            --
Class D            13.11     4.83       n/a         --           4.43%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84      7.32       5.47(1)        5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .23%       .23%    .23%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .83%      1.73%   1.72%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        373         639       1,029        2,121
Class D        276         545         939        2,041

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        274         639       1,029        2,121
Class D        176         545         939        2,041

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. While the State was successful in dealing with a substantial budget shortfall in its 1990-91 fiscal year, pressure on state revenues may recur in the future.

NORTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.63%
                               92 .......  8.15%
                               93 ....... 12.98%
                               94 ....... -7.35%
                               95 ....... 19.56%
                               96 .......  2.71%
                               97 .......  8.75%
                               98 .......  5.81%
                               99 ....... -5.02%
                               00 ....... 12.33%


Best calendar quarter return:   8.72% - quarter ended 3/31/95.
Worst calendar quarter return: -6.73% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A              7.03%      3.74%    6.05%       --           --
Class C              9.30        n/a      n/a      2.55%          --
Class D             10.36       3.93      n/a        --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70       5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .38%       .38%    .38%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.13%      1.88%   1.88%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        388        685      1,106       2,279
Class D        291        591      1,016       2,201

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        289        685      1,106       2,279
Class D        191        591      1,016       2,201

OHIO FUND

INVESTMENT OBJECTIVES

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objectives:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

OHIO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.31%
                               92 .......  8.43%
                               93 ....... 11.64%
                               94 ....... -4.91%
                               95 ....... 115.23
                               96 .......  3.77%
                               97 .......  8.39%
                               98 .......  5.89%
                               99 ....... -4.65%
                               00 ....... 13.41%


Best calendar quarter return: 6.47% - quarter ended 3/31/95.
Worst class quarter return;  -4.89% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C       CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A                8.00%    4.18%    6.12%       --           --
Class C               10.32      N/a      n/a      3.16%          --
Class D               11.36     4.25      n/a        --         4.02%
Lehman Brothers
   Municipal Bond
   Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.



Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

OREGON FUND

INVESTMENT OBJECTIVES

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its objectives:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Oregon's economy continues to be affected by the technology manufacturing, forest products, and agricultural industries, which have all declined in recent years due to declining exports to Asia.

OREGON FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.82%
                               92 .......  7.78%
                               93 ....... 10.90%
                               94 ....... -4.56%
                               95 ....... 14.55%
                               96 .......  3.81%
                               97 .......  9.05%
                               98 .......  6.09%
                               99 ....... -3.95%
                               00 ....... 12.56%


Best calendar quarter return:   6.15% - quarter ended 3/31/95.
Worst calendar quarter return: -4.48% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C     CLASS D
                                                SINCE       SINCE
                    ONE     FIVE      TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A              7.22%    4.34%    6.00%        --           --
Class C              9.66      n/a      n/a       3.07%          --
Class D             10.73     4.45      n/a         --         4.10%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .29%       .29%    .29%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .89%      1.79%   1.79%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        379        658      1,060       2,184
Class D        282        563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        280        658      1,060       2,184
Class D        182        563        970       2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Pennsylvania and various of its political subdivisions, including the cities of Philadelphia, Pittsburgh and Scranton, have in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PENNSYLVANIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.29%
                               92 .......  9.32%
                               93 ....... 12.91%
                               94 ....... -7.03%
                               95 ....... 18.01%
                               96 .......  3.44%
                               97 .......  8.70%
                               98 .......  6.14%
                               99 ....... -5.19%
                               00 ....... 12.98%


Best calendar quarter return:   7.59% - quarter ended 3/31/95.
Worst calendar quarter return: -6.40% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A               7.61%    4.01%    6.26%       --           --
Class C              10.08      n/a      n/a      2.76%          --
Class D              10.84     4.18      n/a        --         3.96%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .53%       .53%    .53%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.28%      2.03%   2.03%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        403         730       1,182        2,435
Class D        306         637       1,093        2,358

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        304         730       1,182        2,435
Class D        206         637       1,093        2,358

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objectives:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years through June 30, 1993. These difficulties have not to date impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

SOUTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.52%
                               92 .......  8.39%
                               93 ....... 11.71%
                               94 ....... -6.70%
                               95 ....... 17.65%
                               96 .......  3.93%
                               97 .......  8.72%
                               98 .......  5.73%
                               99 ....... -5.59%
                               00 ....... 14.65%


Best calendar quarter return:   7.23% - quarter ended 3/31/95.
Worst calendar quarter return: -6.18% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE       SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A               9.14%    4.26%    6.21%        --           --
Class C              11.41      n/a      n/a       3.31%          --
Class D              12.48     4.33      n/a         --         4.06%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MANAGEMENT OF THE FUNDS


A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 21 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.3 billion in assets as of December 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2000, of approximately $11.2 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

Affiliates of Seligman:

Seligman Advisors, Inc.:
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):
Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.


Portfolio Management

The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of the Funds since their inception. He is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

SHAREHOLDER INFORMATION

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

   o  The amount you plan to invest.

   o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

   o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

   o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.


Class A

    o Initial sales charge on Fund purchases, as set forth below:

                                                         Sales Charge     Regular Dealer
                                   Sales Charge             as a %           Discount
                                       as a %               of Net          as a % of
    Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
    -------------------------    --------------------   ---------------   --------------
     Less than $ 50,000                4.75%                4.99%           4.25%
     $50,000 - $ 99,999                4.00                 4.17            3.50
     $100,000 - $249,999               3.50                 3.63            3.00
     $250,000 - $499,999               2.50                 2.56            2.25
     $500,000 - $999,999               2.00                 2.04            1.75
     $1,000,000 and over(2)            0.00                 0.00            0.00

 (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
 (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

    o Annual 12b-1 fee (for shareholder services) of up to 0.25%.

    o No sales charge on reinvested dividends or capital gain distributions.

    o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

 Class C

    o Initial sales charge on Fund purchases, as set forth below:

                                                          Sales Charge    Regular Dealer
                                      Sales Charge           as a %          Discount
                                          as a %             of Net         as a % of
     Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
     -------------------------    --------------------   ---------------   --------------
     Less than $100,000                   1.00%             1.01%           1.00%
     $100,000 - $249,999                  0.50              0.50            0.50
     $250,000 - $1,000,000(2)             0.00              0.00            0.00

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

   o  A 1% CDSC on shares sold within eighteen months of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

   o  No sales charge on reinvested dividends or capital gain distributions.

   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

 Class D*

   o  No initial sales charge on purchases.

   o  A 1% CDSC on shares sold within one year of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.


   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


      *Class D shares are not available to all investors. You may purchase Class
       D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated


To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


  NAV:
  Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

     o   Regular (non-retirement) accounts: $1,000
     o   For accounts opened concurrently with Invest-A-Check(R):
         $100 to open if you will be making monthly investments
         $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.

      If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account.
                 This will prevent you from having to complete a
      supplemental election form (which may require a signature guarantee)
                                at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.


Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


                Seligman Data Corp.
                P.O. Box 9766
                Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check.(R) You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.


Seligman Harvester(SM). If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.



HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.

Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:

      (1) $50,000 or more;

      (2) to be paid to someone other than the account owner; or

      (3) mailed to other than your address of record.

   Signature Guarantee:
   Protects you and the Funds from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable guarantee.


You may need to provide additional documents to sell Fund shares if you are:


o a corporation;

o an executor or administrator;

o a trustee or custodian; or

o in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

   o Refuse an exchange request if:

     1.   you have exchanged twice from the same fund in any three-month period;

     2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or

     3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

   o Refuse any request to buy Fund shares;

   o Reject any request received by telephone;

   o Suspend or terminate telephone services;

   o Reject a signature guarantee that SDC believes may be fraudulent;

   o Close your fund account if its value falls below $500;

   o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


   o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

   o Exchange shares between funds;

   o Change dividend and/or capital gain distribution options;

   o Change your address;

   o Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

   o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;


   o Corporations may not sell Fund shares by phone;

   o IRAs may only exchange Fund shares or request address changes by phone;


   o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.


You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.


During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege


If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.


   Dividend:
   A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

   Capital Gain Distribution:
   A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

   Ex-dividend Date:
   The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.


TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND


                                                                 CLASS A                                           CLASS C
                                     ----------------------------------------------------------------      ----------------------
                                                         Year ended September 30,                            Year       5/27/99(**)
                                     ----------------------------------------------------------------       Ended           to
                                       2000          1999          1998          1997          1996        9/30/00       9/30/00
                                     --------      --------      --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................     $7.68         $8.32         $8.01         $7.70         $7.58         $7.68         $8.08
                                     --------      --------      --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....      0.39          0.39          0.39          0.39          0.40          0.32          0.11
  Net gains or losses on securities
     (both realized and unrealized)     (0.03)        (0.64)         0.31          0.31          0.12         (0.03)        (0.40)
                                     --------      --------      --------      --------      --------      --------      --------
Total from investment
   operations .....................      0.36         (0.25)         0.70          0.70          0.52          0.29         (0.29)
                                     --------      --------      --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
  Distributions from capital gains         --            --            --            --            --            --            --
                                     --------      --------      --------      --------      --------      --------      --------

Total distributions ...............     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
                                     --------      --------      --------      --------      --------      --------      --------
Net asset value, end of period ....     $7.65         $7.68         $8.32         $8.01         $7.70         $7.65         $7.68
                                     ========      ========      ========      ========      ========      ========      ========
Total Return: .....................      4.88%        (3.11)%        9.00%         9.40%         6.97%         3.94%        (3.38)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................   $87,583       $90,296      $101,909       $97,481       $98,767        $1.056          $115

Ratio of expenses to average
   net assets .....................      0.87%         0.83%         0.80%         0.84%         0.80%         1.77%         1.74%+
Ratio of net income (loss) to
   average net assets .............      5.18%         4.83%         4.82%         5.05%         5.19%         4.28%         4.10%+
Portfolio turnover rate ...........      6.54%        13.37%        18.00%        20.63%        33.99%         6.54%        13.37%++

                                                                        CLASS D
                                           ----------------------------------------------------------------
                                                               Year ended September 30,
                                           ----------------------------------------------------------------
                                             2000          1999          1998          1997          1996
                                           --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................           $7.68         $8.31         $8.02         $7.70         $7.57
                                           --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....            0.32          0.32          0.32          0.32          0.33
  Net gains or losses on securities
     (both realized and unrealized)           (0.03)        (0.63)         0.29          0.32          0.13
                                           --------      --------      --------      --------      --------
Total from investment
   operations .....................            0.29         (0.31)         0.61          0.64          0.46
                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
  Distributions from capital gains               --            --            --            --            --
                                           --------      --------      --------      --------      --------

Total distributions ...............           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
                                           --------      --------      --------      --------      --------
Net asset value, end of period ....           $7.65         $7.68         $8.31         $8.02         $7.70
                                           ========      ========      ========      ========      ========
Total Return: .....................            3.94%        (3.85)%        7.76%         8.56%         6.13%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................          $3,839        $8,079        $7,392        $2,279        $4,826

Ratio of expenses to average
   net assets .....................            1.77%         1.73%         1.71%         1.75%         1.67%
Ratio of net income (loss) to
   average net assets .............            4.28%         3.93%         3.91%         4.15%         4.27%
Portfolio turnover rate ...........            6.54%        13.37%        18.00%        20.63%        33.99%


----------
See footnotes on page 59.

CALIFORNIA HIGH-YIELD FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.28         $6.80         $6.61         $6.50         $6.47        $6.29       $6.62
                                         -------       -------       -------       -------       -------      -------     -------
Income from investment operations:
   Net investment income (loss)***..        0.32          0.31          0.32          0.34          0.36         0.27        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.13         (0.50)         0.22          0.20          0.05         0.13       (0.33)
                                         -------       -------       -------       -------       -------      -------     -------
Total from investment operations ...        0.45         (0.19)         0.54          0.54          0.41         0.40       (0.24)
                                         -------       -------       -------       -------       -------      -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.32)        (0.31)        (0.32)        (0.34)        (0.36)       (0.27)      (0.09)
   Distributions from capital gains        (0.08)        (0.02)        (0.03)        (0.09)        (0.02)       (0.08)         --
                                         -------       -------       -------       -------       -------      -------     -------
Total distributions ................       (0.40)        (0.33)        (0.35)        (0.43)        (0.38)       (0.35)      (0.09)
                                         -------       -------       -------       -------       -------      -------     -------
Net asset value, end of period .....       $6.33         $6.28         $6.80         $6.61         $6.50        $6.34       $6.29
                                         =======       =======       =======       =======       =======      =======     =======
Total Return: ......................        7.49%        (2.82)%        8.45%         8.74%         6.49%        6.53%      (3.79)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $47,915       $57,807       $58,374       $52,883       $50,264       $1,546      $1,041
Ratio of expenses to average
   Net assets*** ...................        0.71%         0.84%         0.82%         0.87%         0.84%        1.61%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        5.23%         4.71%         4.81%         5.26%         5.49%        4.33%       3.95%+
Portfolio turnover rate ............        5.20%        27.61%        10.75%        22.42%        34.75%        5.20%      27.61%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................        0.91%                                                                1.81%
Ratio of net income (loss) to
   Average net assets ..............        5.04%                                                                4.13%

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   Of period .......................           $6.29          $6.80          $6.61          $6.51          $6.48
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss)***..            0.27           0.25           0.26           0.28           0.30
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.13          (0.49)          0.22           0.19           0.05
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.40          (0.24)          0.48           0.47           0.35
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.27)         (0.25)         (0.26)         (0.28)         (0.30)
   Distributions from capital gains            (0.08)         (0.02)         (0.03)         (0.09)         (0.02)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.35)         (0.27)         (0.29)         (0.37)         (0.32)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.34          $6.29          $6.80          $6.61          $6.51
                                             =======        =======        =======        =======        =======
Total Return: ......................            6.53%         (3.54)%         7.47%          7.60%          5.53%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $5,880         $7,658         $6,393         $3,320         $1,919
Ratio of expenses to average
   Net assets*** ...................            1.61%          1.74%          1.73%          1.77%          1.74%
Ratio of net income (loss) to
   Average net assets*** ...........            4.33%          3.81%          3.90%          4.36%          4.59%
Portfolio turnover rate ............            5.20%         27.61%         10.75%         22.42%         34.75%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................            1.81%
Ratio of net income (loss) to
   Average net assets ..............            4.13%


CALIFORNIA QUALITY FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.42         $7.21         $6.99         $6.75        $6.65         $6.40       $6.75
                                         -------       -------       -------       -------      -------       -------     -------
Income from investment operations:
   Net investment income (loss) ....        0.30          0.31          0.33          0.34         0.35          0.25        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.18         (0.56)         0.25          0.24         0.11          0.18       (0.35)
                                         -------       -------       -------       -------      -------       -------     -------
Total from investment operations ...        0.48         (0.25)         0.58          0.58         0.46          0.43       (0.26)
                                         -------       -------       -------       -------      -------       -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.30)        (0.31)        (0.33)        (0.34)       (0.35)        (0.25)      (0.09)
   Distributions from capital gains        (0.07)        (0.23)        (0.03)           --        (0.01)        (0.07)         --
                                         -------       -------       -------       -------      -------       -------     -------
Total distributions ................       (0.37)        (0.54)        (0.36)        (0.34)       (0.36)        (0.32)      (0.09)
                                         -------       -------       -------       -------      -------       -------     -------
Net asset value, end of period .....       $6.53         $6.42         $7.21         $6.99        $6.75         $6.51       $6.40
                                         =======       =======       =======       =======      =======       =======     =======
Total Return: ......................        7.95%        (3.68)%        8.67%         8.87%        7.00%         7.00%      (4.04)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $70,905       $74,793       $87,522       $86,992      $95,560          $204         $10
Ratio of expenses to average
   Net assets*** ...................        0.87%         0.82%         0.77%         0.82%        0.79%         1.77%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        4.83%         4.56%         4.75%         4.99%        5.11%         3.93%       3.80%+
Portfolio turnover rate ............        1.33%        20.24%        30.82%        12.16%       12.84%         1.33%      20.24%++

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   of period .......................           $6.40          $7.19          $6.97          $6.74          $6.63
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss) ....            0.25           0.25           0.27           0.28           0.28
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.18          (0.56)          0.25           0.23           0.12
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.43          (0.31)          0.52           0.51           0.40
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.25)         (0.25)         (0.27)         (0.28)         (0.28)
   Distributions from capital gains            (0.07)         (0.23)         (0.03)            --          (0.01)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.32)         (0.48)         (0.30)         (0.28)         (0.29)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.51          $6.40          $7.19          $6.97          $6.74
                                             =======        =======        =======        =======        =======
Total Return: ......................            7.00%         (4.58)%         7.71%          7.75%          6.20%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $3,666         $4,286         $2,302         $1,677         $1,645
Ratio of expenses to average
   net assets ......................            1.77%          1.72%          1.68%          1.72%          1.69%
Ratio of net income (loss) to
   average net assets ..............            3.93%          3.66%          3.84%          4.09%          4.21%
Portfolio turnover rate ............            1.33%         20.24%         30.82%         12.16%         12.84%



----------
See footnotes on page 59.

COLORADO FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                             Year ended September 30,                        Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.10         $7.64         $7.42         $7.27         $7.30      $7.09         $7.47
                                         -------       -------       -------       -------       -------    -------       -------
Income from investment operations:
  Net investment income (loss) ......       0.35          0.34          0.36          0.37          0.37       0.28          0.10
  Net gains or losses on securities
     (both realized and unrealized) .      (0.03)        (0.54)         0.22          0.15         (0.03)     (0.02)        (0.38)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.32         (0.20)         0.58          0.52          0.34       0.26         (0.28)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.35)        (0.34)        (0.36)        (0.37)        (0.37)     (0.28)        (0.10)
  Distributions from capital gains ..      (0.05)           --            --            --            --      (0.05)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.40)        (0.34)        (0.36)        (0.37)        (0.37)     (0.33)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.02         $7.10         $7.64         $7.42         $7.27      $7.02         $7.09
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       4.64%        (2.67)%        8.03%         7.30%         4.76%      3.86%        (3.93)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $37,358       $44,649       $45,583       $49,780       $52,295        $76           $60

Ratio of expenses to average
   net assets .......................       0.91%         0.87%         0.90%         0.90%         0.85%      1.81%         1.73%+
Ratio of net income (loss) to average
   net assets .......................       4.99%         4.60%         4.80%         5.01%         5.07%      4.09%         3.85%+
Portfolio turnover rate .............       8.81%         7.91%        28.66%         3.99%        12.39%      8.81%         7.91%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                            Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.09         $7.63         $7.42         $7.27         $7.29
                                        -------       -------       -------       -------       -------
Income from investment operations:
  Net investment income (loss) ......      0.28          0.28          0.29          0.30          0.31
  Net gains or losses on securities
     (both realized and unrealized) .     (0.02)        (0.54)         0.21          0.15         (0.02)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.26         (0.26)         0.50          0.45          0.29
                                        -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......     (0.28)        (0.28)        (0.29)        (0.30)        (0.31)
  Distributions from capital gains ..     (0.05)           --            --            --            --
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.28)        (0.29)        (0.30)        (0.31)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.02         $7.09         $7.63         $7.42         $7.27
                                        =======       =======       =======       =======       =======

Total Return: .......................      3.86%        (3.57)%        6.90%         6.34%         3.95%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $505          $917          $344          $238          $255

Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.75%
Ratio of net income (loss) to average
   net assets .......................      4.09%         3.70%         3.90%         4.10%         4.17%
Portfolio turnover rate .............      8.81%         7.91%        28.66%         3.99%        12.39%


FLORIDA FUND

                                                                     CLASS A                                        CLASS C
                                         ---------------------------------------------------------------    ------------------------
                                                              Year ended September 30,                       Year        5/27/99(**)
                                         ---------------------------------------------------------------     Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.41         $8.07         $7.80         $7.67         $7.71      $7.43         $7.83
                                         -------       -------       -------       -------       -------    -------       -------

Income from investment operations:
  Net investment income (loss) *** ..       0.37          0.34          0.35          0.36          0.38       0.32          0.10
  Net gains or losses on securities
     (both realized and unrealized) .       0.11         (0.61)         0.34          0.23          0.04       0.11         (0.40)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.48         (0.27)         0.69          0.59          0.42       0.43         (0.30)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.37)        (0.34)        (0.35)        (0.36)        (0.38)     (0.32)        (0.10)
  Distributions from capital gains ..      (0.04)        (0.05)        (0.07)        (0.10)        (0.08)     (0.04)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.41)        (0.39)        (0.42)        (0.46)        (0.46)     (0.36)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.48         $7.41         $8.07         $7.80         $7.67      $7.50         $7.43
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       6.78%        (3.42)%        9.16%         8.01%         5.54%      5.98%        (3.96)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $34,949       $37,606       $42,464       $42,024       $45,200       $699          $254
Ratio of expenses to average
   net assets*** ....................       0.72%         1.03%         1.00%         1.04%         0.97%      1.47%         1.78%+
Ratio of net income (loss) to average
   net assets*** ....................       5.08%         4.38%         4.45%         4.70%         4.90%      4.33%         3.82%+
Portfolio turnover rate .............      12.68%        18.31%         6.73%        33.68%        18.53%     12.68%        18.31%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................       1.09%                                                   0.97%      1.84%
Ratio of net income (loss) to average
   net assets .......................       4.71%                                                   4.90%      3.96%


                                                                        CLASS D
                                            ---------------------------------------------------------------
                                                                Year ended September 30,
                                            ---------------------------------------------------------------
                                              2000          1999          1998          1997          1996
                                            -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period          $7.43         $8.08         $7.81         $7.68         $7.72
                                            -------       -------       -------       -------       -------

Income from investment operations:
  Net investment income (loss) *** ..          0.32          0.28          0.29          0.30          0.32
  Net gains or losses on securities
     (both realized and unrealized) .          0.11         (0.60)         0.34          0.23          0.04
                                            -------       -------       -------       -------       -------
Total from investment operations ....          0.43         (0.32)         0.63          0.53          0.36
                                            -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......         (0.32)        (0.28)        (0.29)        (0.30)        (0.32)
  Distributions from capital gains ..         (0.04)        (0.05)        (0.07)        (0.10)        (0.08)
                                            -------       -------       -------       -------       -------
Total distributions .................         (0.36)        (0.33)        (0.36)        (0.40)        (0.40)
                                            -------       -------       -------       -------       -------
Net asset value, end of period ......         $7.50         $7.43         $8.08         $7.81         $7.68
                                            =======       =======       =======       =======       =======

Total Return: .......................          5.98%        (4.01)%        8.32%         7.18%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $1,463        $1,843        $1,940        $1,678        $1,277
Ratio of expenses to average
   net assets*** ....................          1.47%         1.78%         1.77%         1.81%         1.73%
Ratio of net income (loss) to average
   net assets*** ....................          4.33%         3.63%         3.68%         3.93%         4.14%
Portfolio turnover rate .............         12.68%        18.31%         6.73%        33.68%        18.53%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................          1.84%                                                   1.73%
Ratio of net income (loss) to average
   net assets .......................          3.96%                                                   4.14%


----------
See footnotes on page 59.

GEORGIA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.75         $8.38         $8.12         $7.87         $7.81       $7.76         $8.17
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.37          0.37          0.38          0.38          0.39        0.30          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.06         (0.58)         0.29          0.28          0.11        0.07         (0.41)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.21)         0.67          0.66          0.50        0.37         (0.30)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.37)        (0.37)        (0.38)        (0.38)        (0.39)      (0.30)        (0.11)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)      (0.17)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.54)        (0.42)        (0.41)        (0.41)        (0.44)      (0.47)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.64         $7.75         $8.38         $8.12         $7.87       $7.66         $7.76
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.95%        (2.63)%        8.44%         8.65%         6.56%       5.15%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $37,423       $42,692       $48,424       $50,614       $50,995        $246          $176
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.89%         0.83%       1.81%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.96%         4.59%         4.57%         4.82%         4.94%       4.06%         3.89%+
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%       9.57%        23.93%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.76         $8.40         $8.13         $7.88         $7.82
                                        -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.30          0.30          0.30          0.31          0.32
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.59)         0.30          0.28          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.37         (0.29)         0.60          0.59          0.43
                                        -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.30)        (0.30)        (0.30)        (0.31)        (0.32)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.47)        (0.35)        (0.33)        (0.34)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.66         $7.76         $8.40         $8.13         $7.88
                                        =======       =======       =======       =======       =======

Total Return: .......................      5.15%        (3.61)%        7.59%         7.67%         5.60%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,129        $2,318        $2,809        $2,640        $2,327
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.79%         1.73%
Ratio of net income (loss) to average
   net assets .......................      4.06%         3.69%         3.66%         3.92%         4.03%
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%


LOUISIANA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.81         $8.51         $8.28         $8.16         $8.14       $7.80         $8.19
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.41          0.41          0.42        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.04         (0.59)         0.24          0.23          0.08        0.05         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.20)         0.65          0.64          0.50        0.37         (0.28)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.41)        (0.41)        (0.42)      (0.32)        (0.11)
   Distributions from capital gains .     (0.05)        (0.11)        (0.01)        (0.11)        (0.06)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.50)        (0.42)        (0.52)        (0.48)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.80         $7.81         $8.51         $8.28         $8.16       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.70%        (2.44)%        8.08%         8.17%         6.32%       4.88%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $47,099       $51,543       $56,308       $56,199       $57,264        $581     $      --
Ratio of expenses to average
   net assets .......................      0.88%         0.84%         0.88%         0.86%         0.82%       1.78%         1.71%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.76%         4.86%         5.08%         5.15%       4.20%         4.00%+
Portfolio turnover rate .............        --          8.67%        15.72%        16.08%        10.08%         --          8.67%++

                                                                      CLASS D
                                          ---------------------------------------------------------------
                                                             Year ended September 30,
                                          ---------------------------------------------------------------
                                            2000          1999          1998          1997          1996
                                          -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period        $7.80         $8.50          8.27         $8.16         $8.14
                                          -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....        0.32          0.32          0.33          0.34          0.35
   Net gains or losses on securities
      (both realized and unrealized)         0.05         (0.59)         0.24          0.22          0.08
                                          -------       -------       -------       -------       -------
Total from investment operations ....        0.37         (0.27)         0.57          0.56          0.43
                                          -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......       (0.32)        (0.32)        (0.33)        (0.34)        (0.35)
   Distributions from capital gains .       (0.05)        (0.11)        (0.01)        (0.11)        (0.06)
                                          -------       -------       -------       -------       -------
Total distributions .................       (0.37)        (0.43)        (0.34)        (0.45)        (0.41)
                                          -------       -------       -------       -------       -------
Net asset value, end of period ......       $7.80         $7.80         $8.50         $8.27         $8.16
                                          =======       =======       =======       =======       =======

Total Return: .......................        4.88%        (3.33)%        7.11%         7.07%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $721          $908          $837          $509          $389
Ratio of expenses to average
   net assets .......................        1.78%         1.74%         1.78%         1.76%         1.72%
Ratio of net income (loss) to average
   net assets .......................        4.20%         3.86%         3.96%         4.18%         4.25%
Portfolio turnover rate .............          --          8.67%        15.72%        16.08%        10.08%


----------
See footnotes on page 59.

MARYLAND FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.79         $8.32         $8.14         $7.99         $7.96       $7.80         $8.13
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.40          0.40          0.40        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.19          0.06          --         (0.33)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.11)         0.63          0.59          0.46        0.32         (0.22)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.40)        (0.40)        (0.40)      (0.32)        (0.11)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)         --            --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.42)        (0.45)        (0.44)        (0.43)      (0.32)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.79         $7.79         $8.32         $8.14         $7.99       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.26%        (1.45)%        7.89%         7.64%         6.00%       4.32%        (2.83)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $48,042       $49,523       $54,891       $52,549       $54,041        $161           $75
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.90%         0.84%       1.81%         1.75%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.77%         4.82%         4.99%         5.05%       4.20%         4.04%+
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%       9.76%         1.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.80         $8.33         $8.15         $7.99         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.32          0.31          0.32          0.33          0.33
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.20          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.19)         0.55          0.53          0.38
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.32)        (0.31)        (0.32)        (0.33)        (0.33)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.32)        (0.34)        (0.37)        (0.37)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.80         $7.80         $8.33         $8.15         $7.99
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.32%        (2.00)%        6.91%         6.80%         4.91%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,179        $2,775        $3,128        $2,063        $2,047
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.72%
Ratio of net income (loss) to average
   net assets .......................      4.20%         3.87%         3.91%         4.08%         4.14%
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%


MASSACHUSETTS FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.27         $7.99         $7.85         $7.91       $7.47         $7.96
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.41        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.75)         0.37          0.22          0.05        0.07         (0.49)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.39)         0.75          0.62          0.46        0.36         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.41)      (0.29)        (0.10)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)      (0.06)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.42)        (0.41)        (0.47)        (0.48)        (0.52)      (0.35)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.27         $7.99         $7.85       $7.48         $7.47
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.97%        (4.85)%        9.80%         8.11%         5.97%       5.01%        (5.02)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,487       $92,929      $109,328      $110,011      $109,872        $283          $228
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.73%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.56%         4.72%         5.06%         5.24%       4.05%         3.80%+
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%      22.46%        23.88%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.26         $7.99         $7.84         $7.90
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.29          0.31          0.33          0.34
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.74)         0.36          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.36         (0.45)         0.67          0.56          0.39
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.29)        (0.29)        (0.31)        (0.33)        (0.34)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.35)        (0.34)        (0.40)        (0.41)        (0.45)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.26         $7.99         $7.84
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.01%        (5.61)%        8.68%         7.29%         5.01%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,436        $2,934        $1,468        $1,245        $1,405
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.74%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.66%         3.81%         4.16%         4.32%
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%


----------
See footnotes on page 59.

MICHIGAN FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.04         $8.83         $8.60         $8.46         $8.54       $8.03         $8.43
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.41          0.40          0.41          0.43          0.45        0.34          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.06        0.10         (0.40)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.51         (0.23)         0.71          0.66          0.51        0.44         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.41)        (0.40)        (0.41)        (0.43)        (0.45)      (0.34)        (0.11)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)      (0.03)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.56)        (0.48)        (0.52)        (0.59)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $8.11         $8.04         $8.83         $8.60         $8.46       $8.10         $8.03
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.62%        (2.77)%        8.63%         8.16%         6.16%       5.68%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................  $117,241      $125,560      $144,161      $143,370      $148,178        $356          $114
Ratio of expenses to average
   net assets*** ....................      0.70%         0.82%         0.79%         0.81%         0.78%       1.60%         1.73%+
Ratio of net income (loss) to average
   net assets*** ....................      5.20%         4.73%         4.78%         5.13%         5.29%       4.30%         3.96%+
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%       7.80%         3.73%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      0.84%                                                               1.74%
   Ratio of net income (loss) to
      average net assets ............      5.06%                                                               4.16%

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.03         $8.82         $8.59         $8.45         $8.54
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.34          0.32          0.33          0.36          0.37
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.44         (0.31)         0.63          0.59          0.42
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.34)        (0.32)        (0.33)        (0.36)        (0.37)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.37)        (0.48)        (0.40)        (0.45)        (0.51)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $8.10         $8.03         $8.82         $8.59         $8.45
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.68%        (3.65)%        7.66%         7.19%         5.09%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,605        $2,074        $1,841        $1,845        $1,486
Ratio of expenses to average
   net assets*** ....................      1.60%         1.72%         1.70%         1.71%         1.68%
Ratio of net income (loss) to average
   net assets*** ....................      4.30%         3.83%         3.87%         4.23%         4.39%
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      1.74%
   Ratio of net income (loss) to
      average net assets ............      4.16%


MINNESOTA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82       $7.36         $7.72
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.42        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)       0.02         (0.36)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.38         (0.16)         0.58          0.51          0.30        0.31         (0.26)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.42)      (0.29)        (0.10)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)      (0.04)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.40)        (0.46)        (0.39)        (0.40)        (0.44)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68       $7.34         $7.36
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.35%        (2.09)%        7.68%         6.85%         3.99%       4.42%        (3.47)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $96,475      $109,165      $121,374      $121,674      $126,173         $23     $      --
Ratio of expenses to average
   net assets .......................      0.87%         0.84%         0.81%         0.85%         0.81%       1.77%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.71%         4.87%         5.21%         5.47%       4.05%         3.94%+
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%      12.38%         9.74%++

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.30          0.31          0.33          0.35
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.31         (0.22)         0.51          0.44          0.23
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.29)        (0.30)        (0.31)        (0.33)        (0.35)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................    $(0.33)        (0.40)        (0.32)        (0.33)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (2.96)%        6.71%         5.89%         3.06%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,629        $1,856        $2,103        $1,799        $2,036
Ratio of expenses to average
   net assets .......................      1.77%         1.74%         1.72%         1.75%         1.71%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.81%         3.96%         4.31%         4.57%
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%


----------
See footnotes on page 59.

MISSOURI FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.29         $8.03         $7.82         $7.71         $7.70
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.35          0.35          0.36          0.38          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.09         (0.62)         0.28          0.19          0.08
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.44         (0.27)         0.64          0.57          0.47
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.35)        (0.35)        (0.36)        (0.38)        (0.39)
   Distributions from capital gains ...............       (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.47)        (0.43)        (0.46)        (0.46)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.37         $7.29         $8.03         $7.82         $7.71
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        6.19%        (3.58)%        8.41%         7.70%         6.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $38,529       $43,437       $49,949       $52,766       $49,941
Ratio of expenses to average net assets ...........        0.93%         0.87%         0.89%         0.89%         0.86%
Ratio of net income (loss) to average
   net assets .....................................        4.83%         4.50%         4.59%         4.93%         5.03%
Portfolio turnover rate ...........................        6.00%        10.43%        21.26%         6.47%         8.04%

                                                                     CLASS C
                                                           ------------------------
                                                            Year        5/27/99(**)
                                                            Ended           to
                                                           9/30/00       9/30/99
                                                           -------       -------
Per Share Data:*
Net asset value, beginning of period ..............          $7.29         $7.68
                                                           -------       -------
Income from investment operations:
   Net investment income (loss) ...................           0.28          0.10
   Net gains or losses on securities (both realized
      and unrealized) .............................           0.09         (0.39)
                                                           -------       -------
Total from investment operations ..................           0.37         (0.29)
                                                           -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................          (0.28)        (0.10)
   Distributions from capital gains ...............          (0.01)           --
                                                           -------       -------
Total distributions ...............................          (0.29)        (0.10)
                                                           -------       -------
Net asset value, end of period ....................          $7.37         $7.29
                                                           =======       =======
Total Return: .....................................           5.27%        (3.95)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................            $22           $21
Ratio of expenses to average net assets ...........           1.83%         1.74%+
Ratio of net income (loss) to average
   net assets .....................................           3.93%         3.75%+
Portfolio turnover rate ...........................           6.00%        10.43%++

                                                                                            CLASS D
                                                              ---------------------------------------------------------------
                                                                                 Year ended September 30,
                                                              ---------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............             $7.29         $8.03         $7.82         $7.72         $7.70
                                                              -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................              0.28          0.28          0.29          0.31          0.32
   Net gains or losses on securities (both realized
      and unrealized) .............................              0.09         (0.62)         0.28          0.18          0.09
                                                              -------       -------       -------       -------       -------
Total from investment operations ..................              0.37         (0.34)         0.57          0.49          0.41
                                                              -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................             (0.28)        (0.28)        (0.29)        (0.31)        (0.32)
   Distributions from capital gains ...............             (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                              -------       -------       -------       -------       -------
Total distributions ...............................             (0.29)        (0.40)        (0.36)        (0.39)        (0.39)
                                                              -------       -------       -------       -------       -------
Net asset value, end of period ....................             $7.37         $7.29         $8.03         $7.82         $7.72
                                                              =======       =======       =======       =======       =======
Total Return: .....................................              5.27%        (4.46)%        7.45%         6.60%         5.46%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................              $321          $617          $418          $474          $565
Ratio of expenses to average net assets ...........              1.83%         1.77%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets .....................................              3.93%         3.60%         3.69%         4.02%         4.13%
Portfolio turnover rate ...........................              6.00%        10.43%        21.26%         6.47%         8.04%






NEW JERSEY FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.13         $7.78         $7.56         $7.60         $7.59
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.33          0.33          0.35          0.36          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.02         (0.55)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.35         (0.22)         0.65          0.57          0.40
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.33)        (0.33)        (0.35)        (0.36)        (0.39)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.43)        (0.43)        (0.61)        (0.39)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.12         $7.13         $7.78         $7.56         $7.60
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        5.13%        (3.05)%        8.87%         7.96%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $46,918       $52,992       $61,739       $62,597       $66,293
Ratio of expenses to average
   net assets .....................................        1.12%         1.07%         1.02%         1.06%         1.02%
Ratio of net income (loss) to average
   net assets .....................................        4.71%         4.35%         4.54%         4.90%         5.06%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%

                                                                  CLASS C
                                                        ------------------------
                                                         Year        5/27/99(**)
                                                         Ended           to
                                                        9/30/00       9/30/99
                                                        -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.58
                                                        -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.09
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.36)
                                                        -------       -------
Total from investment operations ..................        0.29         (0.27)
                                                        -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.09)
   Distributions from capital gains ...............       (0.03)           --
                                                        -------       -------
Total distributions ...............................       (0.31)        (0.09)
                                                        -------       -------
Net asset value, end of period ....................       $7.20         $7.22
                                                        =======       =======
Total Return: .....................................        4.20%        (3.33)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $341          $127
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%+
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.71%+
Portfolio turnover rate ...........................       18.08%         5.55%++

                                                                                      CLASS D
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.86         $7.64         $7.68         $7.67
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.27          0.29          0.31          0.33
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.54)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.29         (0.27)         0.59          0.52          0.34
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.27)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.31)        (0.37)        (0.37)        (0.56)        (0.33)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.20         $7.22         $7.86         $7.64         $7.68
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        4.20%        (3.57)%        7.97%         7.10%         4.56%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $995        $1,550        $1,582        $1,282        $1,152
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%         1.80%         1.83%         1.79%
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.60%         3.76%         4.13%         4.29%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%


----------
See footnotes on page 59.

NEW YORK FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.28         $7.98         $7.86
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.39          0.38          0.40          0.41          0.42
   Net gains or losses on securities
      (both realized and unrealized) .......        0.08         (0.69)         0.40          0.32          0.12
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.47         (0.31)         0.80          0.73          0.54
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.39)        (0.38)        (0.40)        (0.41)        (0.42)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.40)        (0.59)        (0.48)        (0.43)        (0.42)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.77         $7.70         $8.60         $8.28         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        6.28%        (3.86)%       10.02%         9.45%         6.97%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $69,549       $76,833       $84,822       $83,528       $82,719
Ratio of expenses to average
   net assets*** ...........................        0.70%         0.81%         0.81%         0.82%         0.77%
Ratio of net income (loss) to average
   net assets*** ...........................        5.17%         4.63%         4.74%         5.09%         5.24%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        0.83%
   Ratio of net income to average net assets        5.04%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.14
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.44)
                                                 -------       -------
Total from investment operations ...........        0.41         (0.33)
                                                 -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.11)
   Distributions from capital gains ........       (0.01)           --
                                                 -------       -------
Total distributions ........................       (0.33)        (0.11)
                                                 -------       -------
Net asset value, end of period .............       $7.78         $7.70
                                                 =======       =======
Total Return: ..............................        5.46%        (4.22)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $402          $189
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.69%+
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.96%+
Portfolio turnover rate ....................        7.30%        11.85%++
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.29         $7.98         $7.87
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.30          0.32          0.34          0.34
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.69)         0.39          0.33          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.41         (0.39)         0.71          0.67          0.45
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.30)        (0.32)        (0.34)        (0.34)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.33)        (0.51)        (0.40)        (0.36)        (0.34)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.78         $7.70         $8.60         $8.29         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.46%        (4.73)%        8.88%         8.60%         5.86%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $2,593        $2,844        $2,182        $1,572        $1,152
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.71%         1.72%         1.73%         1.68%
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.73%         3.83%         4.18%         4.33%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%


NORTH CAROLINA FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.84         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.34          0.35          0.36          0.37          0.37
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.24          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.39         (0.24)         0.67          0.61          0.48
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.34)        (0.35)        (0.36)        (0.37)        (0.37)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.44)        (0.47)        (0.42)        (0.40)        (0.38)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.84
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.36%        (3.07)%        8.60%         8.01%         6.39%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $24,987       $27,224       $32,358       $32,684       $35,934
Ratio of expenses to average net assets*** .        1.13%         1.06%         1.05%         1.09%         1.05%
Ratio of net income (loss) to average
   net assets*** ...........................        4.63%         4.38%         4.41%         4.66%         4.75%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.06%
    Ratio of net income to average net
       Assets ..............................                                                                4.74%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $7.97
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.38)
                                                 -------       -------
Total from investment operations ...........        0.34         (0.28)
                                                 -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.10)
   Distributions from capital gains ........       (0.10)           --
                                                 -------       -------
Total distributions ........................       (0.39)        (0.10)
                                                 -------       -------
Net asset value, end of period .............       $7.54         $7.59
                                                 =======       =======
Total Return: ..............................        4.58%        (3.62)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $544           $10
Ratio of expenses to average net assets*** .        1.88%         1.80%+
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.77%+
Portfolio turnover rate ....................       11.96%         1.52%++
Without management fee waiver:
    Ratio of expenses to average net assets
    Ratio of net income to average net
       Assets ..............................

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.83         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.29          0.30          0.31          0.31
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.25          0.10
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.34         (0.30)         0.61          0.56          0.41
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.29)        (0.30)        (0.31)        (0.31)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.39)        (0.41)        (0.36)        (0.34)        (0.32)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.83
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        4.58%        (3.79)%        7.77%         7.33%         5.45%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $1,250        $1,682        $1,456        $1,217        $1,232
Ratio of expenses to average net assets*** .        1.88%         1.81%         1.82%         1.85%         1.81%
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.63%         3.64%         3.90%         3.99%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.82%
    Ratio of net income to average net
       Assets ..............................                                                                3.98%


----------
See footnotes on page 59.

OHIO FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.64         $8.37         $8.19         $8.09         $8.11
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.39          0.38          0.40          0.42          0.43
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.02         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.41         (0.22)         0.69          0.59          0.45
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.39)        (0.38)        (0.40)        (0.42)        (0.43)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.51)        (0.51)        (0.49)        (0.47)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.64         $7.64         $8.37         $8.19         $8.09
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.58%        (2.68)%        8.77%         7.54%         5.68%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................    $128,364      $135,034      $153,126      $154,419      $162,243
Ratio of expenses to average
   net assets*** .........................        0.71%         0.81%         0.78%         0.81%         0.77%
Ratio of net income (loss) to average
   net assets*** .........................        5.21%         4.78%         4.92%         5.19%         5.32%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        0.84%
   Ratio of net income to average net
      assets .............................        5.08%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.06
                                               -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.33          0.11
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.38)
                                               -------       -------
Total from investment operations .........        0.36         (0.27)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.11)
   Distributions from capital gains ......       (0.02)           --
                                               -------       -------
Total distributions ......................       (0.35)        (0.11)
                                               -------       -------
Net asset value, end of period ...........       $7.69         $7.68
                                               =======       =======
Total Return: ............................        4.78%        (3.51)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $222           $18
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%+
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.99%+
Portfolio turnover rate ..................        9.02%         6.07%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.41         $8.23         $8.13         $8.15
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.33          0.31          0.33          0.35          0.36
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.36         (0.29)         0.62          0.52          0.38
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.31)        (0.33)        (0.35)        (0.36)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.35)        (0.44)        (0.44)        (0.42)        (0.40)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.69         $7.68         $8.41         $8.23         $8.13
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.78%        (3.52)%        7.78%         6.57%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $1,425        $1,327        $1,103        $1,160        $1,011
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%         1.69%         1.71%         1.67%
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.88%         4.01%         4.29%         4.42%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%


OREGON FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.05         $7.87         $7.65         $7.66
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.36          0.35          0.36          0.38          0.40
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.52)         0.28          0.26            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.40         (0.17)         0.64          0.64          0.40
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.36)        (0.35)        (0.36)        (0.38)        (0.40)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.40)        (0.46)        (0.42)        (0.41)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.05         $7.87         $7.65
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.55%        (2.16)%        8.48%         8.60%         5.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................     $52,890       $54,473       $57,601       $55,239       $57,345
Ratio of expenses to average
   net assets ............................        0.89%         0.86%         0.88%         0.90%         0.86%
Ratio of net income (loss) to average
   net assets ............................        4.86%         4.52%         4.60%         4.88%         5.18%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $7.83
                                               -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.10
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.35)
                                               -------       -------
Total from investment operations .........        0.33         (0.25)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.10)
   Distributions from capital gains ......       (0.05)           --
                                               -------       -------
Total distributions ......................       (0.34)        (0.10)
                                               -------       -------
Net asset value, end of period ...........       $7.47         $7.48
                                               =======       =======
Total Return: ............................        4.62%        (3.32)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $364     $      --
Ratio of expenses to average
   net assets ............................        1.79%         1.73%+
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.77%+
Portfolio turnover rate ..................       14.46%        12.28%++

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.04         $7.87         $7.64         $7.65
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.28          0.29          0.31          0.33
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.51)         0.27          0.27            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.33         (0.23)         0.56          0.58          0.33
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.28)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.34)        (0.33)        (0.39)        (0.35)        (0.34)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.04         $7.87         $7.64
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.62%        (2.92)%        7.37%         7.77%         4.33%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $2,465        $2,231        $2,650        $1,678        $1,540
Ratio of expenses to average
   net assets ............................        1.79%         1.76%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.62%         3.69%         3.98%         4.28%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%


----------
See footnotes on page 59.

PENNSYLVANIA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.24         $7.96         $7.82         $7.79       $7.49         $7.88
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.34          0.34          0.35          0.36          0.38        0.28          0.10
    Net gains or losses on securities
       (both realized and unrealized)      0.05         (0.60)         0.36          0.24          0.12        0.04         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.26)         0.71          0.60          0.50        0.32         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.34)        (0.34)        (0.35)        (0.36)        (0.38)      (0.28)        (0.10)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.49)        (0.43)        (0.46)        (0.47)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.49         $7.49         $8.24         $7.96         $7.82       $7.48         $7.49
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.33%        (3.38)%        9.20%         7.89%         6.57%       4.42%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $23,014       $25,142       $29,582       $30,092       $31,139        $202          $143
Ratio of expenses to average
   net assets .......................      1.28%         1.21%         1.19%         1.19%         1.11%       2.03%         1.93%+
Ratio of net income (loss) to average
   net assets .......................      4.56%         4.25%         4.34%         4.60%         4.82%       3.81%         3.69%+
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%      12.11%         7.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.23         $7.95         $7.81         $7.78
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.28          0.28          0.29          0.30          0.32
    Net gains or losses on securities
       (both realized and unrealized)      0.04         (0.59)         0.36          0.24          0.12
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.31)         0.65          0.54          0.44
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.28)        (0.28)        (0.29)        (0.30)        (0.32)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.43)        (0.37)        (0.40)        (0.41)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.49         $8.23         $7.95         $7.81
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (3.99)%        8.36%         7.07%         5.76%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $600          $856          $607          $816          $876
Ratio of expenses to average
   net assets .......................      2.03%         1.96%         1.97%         1.96%         1.88%
Ratio of net income (loss) to average
   net assets .......................      3.81%         3.50%         3.56%         3.83%         4.05%
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%

SOUTH CAROLINA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.67         $8.38         $8.16         $8.07         $7.97       $7.66         $8.08
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.38          0.38          0.39          0.40          0.41        0.31          0.11
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.64)         0.29          0.22          0.12        0.07         (0.42)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.45         (0.26)         0.68          0.62          0.53        0.38         (0.31)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.38)        (0.38)        (0.39)        (0.40)        (0.41)      (0.31)        (0.11)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)      (0.08)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.46)        (0.45)        (0.46)        (0.53)        (0.43)      (0.39)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.66         $7.67         $8.38         $8.16         $8.07       $7.65         $7.66
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.07%        (3.32)%        8.66%         7.99%         6.82%       5.12%        (4.01)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,138       $92,793      $106,328      $101,018      $108,163        $893          $335
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.72%+
Ratio of net income (loss) to average
   net assets .......................      5.04%         4.65%         4.74%         5.04%         5.15%       4.14%         3.96%+
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%       3.49%        18.06%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.66         $8.38         $8.16         $8.06         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.31          0.30          0.31          0.33          0.34
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.65)         0.29          0.23          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.38         (0.35)         0.60          0.56          0.45
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.31)        (0.30)        (0.31)        (0.33)        (0.34)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.39)        (0.37)        (0.38)        (0.46)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.65         $7.66         $8.38         $8.16         $8.06
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.12%        (4.32)%        7.68%         7.15%         5.73%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $4,443        $5,936        $5,594        $3,663        $2,714
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.75%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.14%         3.75%         3.83%         4.13%         4.25%
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%

----------

*    Per share amounts are based on average shares outstanding.

**   Commencement of offering of Class C shares.

*** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived a portion of its management fees. These amounts reflect the effect of the expense reimbursements and/or fee waivers.

+    Annualized.

++   For the year ended September 30, 1999.

How to Contact Us


The Fund                  Write:      Corporate Communications/
                                      Investor Relations Department
                                      J. & W. Seligman & Co. Incorporated
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-7844 in the US or
                                      (212) 850-1864 outside the US

                          Website:    http://www.seligman.com

Your Regular
(Non-Retirement)
Account                   Write:      Shareholder Services Department
                                      Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-2450 in the US or
                                      (212) 682-7600 outside the US

                          Website:    http://www.seligman.com




                       ----------------------------------------
                       24-hour automated telephone access is
                       available by dialing (800) 622-4597 on a
                       touchtone telephone. You will have
                       instant access to price, yield, account
                       balance, most recent transaction, and
                       other information.
                       ----------------------------------------

For More Information



                --------------------------------------------------

                The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

                Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

                Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                --------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.


                       Statement of Additional Information

                                February 1, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2001. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.





                                Table of Contents


    Fund History .......................................................  2
    Description of the Fund and its Investments and Risks ..............  2
    Management of the Fund .............................................  7
    Control Persons and Principal Holders of Securities ................  12
    Investment Advisory and Other Services .............................  13
    Brokerage Allocation and Other Practices ...........................  18
    Capital Stock and Other Securities .................................  18
    Purchase, Redemption, and Pricing of Shares ........................  18
    Taxation of the Fund ...............................................  23
    Underwriters .......................................................  25
    Calculation of Performance Data ....................................  27
    Financial Statements ...............................................  30
    General Information.................................................  30
    Appendix A .........................................................  31
    Appendix B .........................................................  34
    Appendix C .........................................................  45

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on March 13, 1987.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment-grade New Jersey Municipal Securities.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

New Jersey Municipal Securities. New Jersey Municipal Securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income tax and New Jersey gross income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.




The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments.

These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Directors may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and New Jersey personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

As a matter of policy, with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any single issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities) at the close of each quarter of its taxable year.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies, and instrumentalities are not considered an industry for purposes of this limitation;

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors, and except to the extent permitted by
     Section 12 of the 1940 Act;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options except that the Fund may acquire standby commitments; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "New Jersey Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S & P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S & P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2000 and 1999, were 18.08% and 5.55%, respectively. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


           Name,                                                                 Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  with Fund                                    Past 5 Years
         ---------                 ---------                                    ------------
     William C. Morris*      Director, Chairman of  Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
            (62)                the Board, Chief    Executive Officer, the Seligman Group of investment companies;
                             Executive Officer and  Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and
                                Chairman of the     Carbo Ceramics Inc., ceramic proppants for oil and gas industry;
                              Executive Committee   and Director, Seligman Data Corp., Kerr-McGee Corporation,
                                                    diversified energy company.  Formerly, Director, Daniel Industries
                                                    Inc., manufacturer of oil and gas metering equipment.

           Name,                                                                 Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  with Fund                                    Past 5 Years
         ---------                 ---------                                    ------------
       Brian T. Zino*          Director, President  Director and President, J. & W. Seligman & Co. Incorporated;
            (48)                and Member of the   President (with the exception of Seligman Quality Municipal Fund,
                               Executive Committee  Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                    Trustee, the Seligman Group of investment companies; Chairman,
                                                    Seligman Data Corp.; Member of the Board of Governors of the
                                                    Investment Company Institute and Director, ICI Mutual Insurance
                                                    Company, Seligman Advisors, Inc., and Seligman Services, Inc.

    Richard R. Schmaltz*       Director and Member  Director and Managing Director, Director of Investments, J. & W.
            (60)                 of the Executive   Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                    Committee       Group of investment companies (except Seligman Cash Management
                                                    Fund, Inc.);  and Trustee Emeritus of Colby College.  Formerly,
                                                    Director, Investment Research at Neuberger & Berman from May 1993 to September 1996.  Formerly, Director, Seligman Henderson Co.

       John R. Galvin               Director        Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
            (71)                                    University; Director or Trustee, the Seligman Group of investment
     2714 Jodeco Circle                             companies; Chairman Emeritus, American Council on Germany; a
    Jonesboro, GA 30236                             Governor of the Center for Creative Leadership; Director; Raytheon
                                                    Co., electronics; National Defense University; and the Institute for Defense Analysis.  Formerly, Director, USLIFE Corporation, life insurance; Ambassador, U.S. State Department for negotiations in
                                                    Bosnia; Distinguished Policy Analyst at Ohio State University and
                                                    Olin Distinguished Professor of National Security Studies at the
                                                    United States Military Academy.  From June, 1987 to June, 1992, he
                                                    was the Supreme Allied Commander, Europe and the
                                                    Commander-in-Chief, United States European Command.

      Alice S. Ilchman              Director        Retired President, Sarah Lawrence College; Director or Trustee, the
            (65)                                    Seligman Group of investment companies; Trustee, the Committee for
     18 Highland Circle                             Economic Development; and Chairman, The Rockefeller Foundation,
    Bronxville, NY 10708                            charitable foundation.  Formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, New York Telephone
                                                    Company and International Research and Exchange Board, intellectual exchanges.

     Frank A. McPherson             Director        Retired Chairman and Chief Executive Officer of Kerr-McGee
            (67)                                    Corporation, diversified energy company; Director or Trustee, the
2601 Northwest Expressway,                          Seligman Group of investment companies; Director, Kimberly-Clark
         Suite 805E                                 Corporation, consumer products; Conoco Inc., oil exploration and
   Oklahoma City, OK 73112                          production; Bank of Oklahoma Holding Company; Baptist Medical
                                                    Center; Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                    Medical Research Foundation; and National Boys and Girls Clubs of
                                                    America; and Member of the Business Roundtable and National
                                                    Petroleum Council.  Formerly, Chairman, Oklahoma City Public
                                                    Schools Foundation; and Director, Federal Reserve System's Kansas
                                                    City Reserve Bank and the Oklahoma City Chamber of Commerce.

           Name,                                                                 Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  with Fund                                    Past 5 Years
         ---------                 ---------                                    ------------
       John E. Merow                Director        Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
            (71)                                    Director or Trustee, the Seligman Group of investment companies;
     125 Broad Street,                              Director, Commonwealth Industries, Inc., manufacturers of aluminum
     New York, NY 10004                             sheet products; the Foreign Policy Association; Municipal Art
                                                    Society of New York; the U.S. Council for International Business;
                                                    and New York-Presbyterian Hospital; Chairman, New York-Presbyterian
                                                    Healthcare Network, Inc.; Vice-Chairman, the U.S.-New Zealand
                                                    Council; and Member of the American Law Institute and Council on
                                                    Foreign Relations.

      Betsy S. Michel               Director        Attorney; Director or Trustee, the Seligman Group of investment
            (58)                                    companies; Trustee, The Geraldine R. Dodge Foundation, charitable
        P.O. Box 719                                foundation.  Formerly, Chairman of the Board of Trustees of St.
    Gladstone, NJ 07934                             George's School (Newport, RI) and Director, the National
                                                    Association of Independent Schools (Washington, DC).

      James C. Pitney               Director        Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
            (74)                                    or Trustee, the Seligman Group of investment companies.  Formerly,
   Park Avenue at Morris                            Director, Public Service Enterprise Group, public utility.
   County, P.O. Box 1945,
    Morristown, NJ 07962

      James Q. Riordan              Director        Director or Trustee, the Seligman Group of investment companies;
            (73)                                    Director, The Houston Exploration Company, oil exploration; The
 2893 S.E. Ocean Boulevard                          Brooklyn Museum, KeySpan Energy Corporation; and Public Broadcasting
      Stuart, FL 34996                              Service; and Trustee, the Committee for Economic Development.
                                                    Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                                                    Director, Tesoro Petroleum Companies, Inc. and Dow Jones & Company,
                                                    Inc., business and financial news company; Director and President,
                                                    Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Co-Chairman, Exxon Mobil Corporation, petroleum and petrochemicals company.

      Leroy C. Richie               Director        Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.;
            (59)                                    Director or Trustee, the Seligman Group of investment companies;
 Q Standards Worldwide, Inc.                        Director, Kerr-McGee Corporation, diversified energy company;
  920 E. Lincoln, Suite 11                          SunGard Risk and Trading Systems, integrated IT solutions and
    Birmingham, MI 48009                            eProcessing company; Chairman, Highland Park Michigan Economic
                                                    Development Corp; Trustee, New York University Law Center
                                                    Foundation and Vice Chairman, Detroit Medical Center.  Formerly,
                                                    Chairman and Chief Executive Officer, Capital Coating Technologies,
                                                    Inc., applied coating technologies company; Vice President and
                                                    General Counsel, Automotive Legal Affairs, Chrysler Corporation.

      Robert L. Shafer              Director        Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
            (68)                                    Trustee, the Seligman Group of investment companies.  Formerly,
    96 Evergreen Avenue,                            Director, USLIFE Corporation, life insurance.
       Rye, NY 10580

           Name,                                                                 Principal
         (Age) and              Position(s) Held                            Occupation(s) During
          Address                  with Fund                                    Past 5 Years
         ---------                 ---------                                    ------------
      James N. Whitson               Director        Director and Consultant, Sammons Enterprises, Inc., a diversified
            (65)                                     holding company; Director or Trustee, the Seligman Group of
   6606 Forestshire Drive                            investment companies; Directors, C-SPAN, cable television, and
      Dallas, TX 75230                               CommScope, Inc., manufacturer of coaxial cables.  Formerly,
                                                     Executive Vice President, Chief Operating Officer, Sammons
                                                     Enterprises, Inc.

       Thomas G. Moles          Vice President and   Director and Managing Director, J. & W. Seligman & Co.
            (58)                 Portfolio Manager   Incorporated; Vice President and Portfolio Manager, Seligman
                                                     Municipal Fund Series, Inc., Seligman Municipal Series Trust and
                                                     Seligman Pennsylvania Municipal Fund Series; President and
                                                     Portfolio Manager, Seligman Quality Municipal Fund, Inc. and
                                                     Seligman Select Municipal Fund, Inc., closed-end investment companies; and Director, Seligman Advisors, Inc. and Seligman
                                                     Services, Inc.

       Thomas G. Rose            Vice President      Senior Vice President, Finance, J. & W. Seligman & Co.
            (43)                                     Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.;
                                                     Vice President, the Seligman Group of investment companies,
                                                     Seligman International, Inc. and Seligman Services, Inc.
                                                     Formerly, Treasurer, the Seligman Group of investment companies and Seligman Data Corp.

     Lawrence P. Vogel           Vice President      Senior Vice President and Treasurer, Investment Companies, J. & W.
            (44)                  and Treasurer      Seligman & Co. Incorporated; Vice President and Treasurer, the
                                                     Seligman Group of investment companies.  Formerly, Senior Vice
                                                     President, Finance, J. & W. Seligman & Co. Incorporated, Seligman
                                                     Advisors, Inc. and Seligman Data Corp.; Vice President, Seligman
                                                     Services, Inc.; and Treasurer, Seligman Henderson Co.

       Frank J. Nasta               Secretary        General Counsel, Senior Vice President, Law and Regulation and
            (36)                                     Corporate Secretary, J. & W. Seligman & Co. Incorporated;
                                                     Secretary, the Seligman Group of investment companies; and
                                                     Corporate Secretary, Seligman Advisors, Inc., Seligman Services,
                                                     Inc., Seligman International, Inc. and Seligman Data Corp.
                                                     Formerly, Seligman Henderson Co.



The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Messrs. Richard R. Schmaltz and Brian T. Zino.


Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation


                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Directors (1)(2)
       ------------------                            -------------       -------------           -------------------
William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
Richard R. Schmaltz, Director                            N/A                 N/A                         N/A
John R. Galvin, Director                                $606                 N/A                     $84,000
Alice S. Ilchman, Director                               606                 N/A                      87,000
Frank A. McPherson, Director                             586                 N/A                      85,000
John E. Merow, Director                                  606                 N/A                      87,000
Betsy S. Michel, Director                                606                 N/A                      87,000
James C. Pitney, Director                                606                 N/A                      87,000
Leroy C. Richie, Director(4)                               0                                               0
James Q. Riordan, Director                               606                 N/A                      87,000
Robert L. Shafer, Director                               551                 N/A                      81,000
James N. Whitson, Director                               606(3)              N/A                      87,000(3)





(1)  For the Fund's fiscal year ended September 30, 2000.

(2) The Seligman Group of investment companies consists of twenty-one investment companies.

(3)  Deferred.

(4) Director did not receive compensation during the Fund's fiscal year ended September 30, 2000.



The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a deferred compensation plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 2000 was $14,729.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $21,369 and $4,588, respectively, as of September 30, 2000.


The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors or trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of investment companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through a broker/dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 5, 2001, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 5, 2001, the following entities owned of record more than 5% of the then outstanding capital stock of a Class of shares of the following Funds:



                                                                                    Percentage
                                                                                     of Total
                                                                                    Outstanding
                                                                                       Fund
          Name and Address                                       Fund/Class         Shares Held
          ----------------                                       ----------         -----------
          MLPF&S for the Sole Benefit of its Customers, Attn:    New Jersey/A         11.38%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Betsy Shirley, Post Kennel Road, Bernardsville, NJ     New Jersey/A          5.75%
          07924-0159

          James Miguel and Victoria Gomes JTWROS, 213 A          New Jersey/C         23.11%
          Street, Middlesex, NJ  08846

          PaineWebber for the Benefit of Sara Badger, 7          New Jersey/C         34.52%
          CrestView Drive, Somers Point, NJ  08244-1611

          Salomon Smith Barney Inc., FBO Accounts, 333 West      New Jersey/C         11.66%
          34th Street, New York, NY  10001

          Salomon Smith Barney Inc., FBO Accounts, 333 West      New Jersey/C         10.11%
          34th Street, New York, NY  10001

          Salomon Smith Barney Inc., FBO Accounts, 333 West      New Jersey/C          8.01%
          34th Street, New York, NY  10001

          MLPF&S for the Sole Benefit of its Customers, Attn:    New Jersey/D         37.09%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Patricia Barry TOD, Patty Giordano, Gregory            New Jersey/D         18.02%
          Powelson, Christopher Powelson, and Kevin Powelson
          Subject to State TOD Rules, 39640 Regency Way, Palm
          Desert, CA  92211

          Marie and Dominick Celebre JT TEN, 748 Vaughn          New Jersey/D          5.80%
          Avenue, Toms River, NJ  08753-4569

          Albert and Carolyn Alfano JTWROS, 110 Break Neck       New Jersey/D          5.12%
          Road, Oakland, NJ  07436-2404

Management Ownership


As of January 5, 2001, Directors and officers of the Fund as a group owned 1.45% of the Fund's Class A shares of capital stock then outstanding. As of the same date, no Directors and officers of the Fund owned Class C or Class D shares of capital stock of the Fund.


                     Investment Advisory and Other Services

Investment Manager

Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund paid Seligman management fees in the amount of $253,332, $298,783 and $315,590, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Directors to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was unanimously approved by the Board of Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of each year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than      $ 50,000                 4.75%                 4.99%                      4.25%
$   50,000  -  $ 99,999                 4.00                  4.17                       3.50
$  100,000  -  $249,999                 3.50                  3.63                       3.00
$  250,000  -  $499,999                 2.50                  2.56                       2.25
$  500,000  -  $999,999                 2.00                  2.04                       1.75
$1,000,000 and over                     0                     0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $100,000                   1.00%                 1.01%                      1.00%
$100,000  -  $249,000                   0.50                  0.50                       0.50
$250,000  -  $1,000,000                  0                      0                         0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received commissions of $408, $2,734 and $362, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2000 was $123,839, equivalent to .25% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2000 was $2,329, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, Seligman Advisors incurred $3,665 of unreimbursed expenses in respect of the Fund's Class C shares. This amount is equal to 1.07% of the net assets of Class C shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2000 was $10,944, equivalent to 1% per annum of the Class D shares' average daily net assets.



The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000 Seligman Advisors incurred $7,314 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to 0.74% of the net assets of Class D shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2000, were spent on the following activities in the following amounts:



                                        Class A         Class C          Class D
                                        -------         -------          -------

Compensation to underwriters             $-0-            $2,116          $1,312

Compensation to broker/dealers         $123,839            $213          $9,632





The 12b-1 Plan was approved on January 12, 1988 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Directors) and was approved by shareholders of the Fund December 16, 1988. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2000, 1999, and 1998, Seligman Services received distribution and service fees of $10,475, $11,293, and $10,296, respectively, from the Fund pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 2000, 1999 and 1998, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 2000, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 100,000,000 shares of capital stock, each with a par value of $.001, divided into three classes, designated Class A common stock, Class C common stock, and Class D common stock. Each share of the Fund's Class A, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a director or trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;


(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;


(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;


(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;


(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for

Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities.


Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Directors. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2000, the maximum offering price of the Fund's shares is as follows:


Class A

     Net asset value per share......................................      $7.12

     Maximum sales charge (4.75% of offering price).................        .36

     Offering price to public.......................................      $7.48
                                                                          =====

Class C

     Net asset value per share......................................      $7.20

     Maximum sales charge (1.00% of offering price(1))..............        .07

     Offering price to public.......................................      $7.27
                                                                          =====

Class D

     Net asset value and offering price per share(2) ................      $7.20
                                                                           =====


(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.


Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.


New Jersey Taxes


In the opinion of McCarter & English, LLP, New Jersey counsel to the New Jersey Fund, distributions paid from a qualified investment fund are exempt from the New Jersey gross income tax, to the extent attributable to interest or gain from tax-exempt obligations specified by New Jersey law. Net Gains resulting from the redemption or sale of securities which evince ownership in a qualified investment fund are also exempt from the New Jersey gross income tax.

As defined in N.J.S.A. 54A:6-14.1, a "qualified investment fund" is any investment company or trust registered with the SEC, or any series (i.e., fund) of such investment company or trust, which for the calendar year in which a distribution is paid (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and qualified financial instruments (as defined below), and (b) has at the close of each quarter of the taxable year at least 80% of the aggregate principal amount of all of its investments, excluding qualified financial instruments (to the extent such instruments are authorized by section 851(b) of the Internal Revenue Code) and cash and cash items (including receivables) invested in qualified municipal securities (as defined below). "Qualified financial instruments" means financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount, or bond indices related thereto. "Qualified municipal securities" means obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation (including one created or existing pursuant to an agreement or contract with New Jersey or any other state), body corporate and politic or political subdivision of New Jersey, or (2) which are statutorily free from State or local taxation under any act of New Jersey or under the laws of the United States (such as obligations issued by the governments of Puerto Rico, Guam, and the Virgin Islands).

For any taxable year in which the New Jersey Fund qualifies as a qualified investment fund, (1) interest income and gains realized by the New Jersey Fund upon disposition of obligations and distributed to the shareholders will be exempt from the New Jersey gross income tax to the extent attributable to qualified municipal securities, and (2) gains resulting from the redemption or sale of shares of the New Jersey Fund will also be exempt from the New Jersey gross income tax. It is the intention of the New Jersey Fund to qualify as a qualified investment fund each year; however, in extreme or unusual financial circumstances, the Fund might not seek, or might not be able, to qualify as a qualified investment fund by holding at least 80% of the aggregate principal amount of its investments in qualified municipal securities at the end of each quarter of the taxable year.

The New Jersey Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions for the prior year which are exempt from federal income taxes and New Jersey gross income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.


The New Jersey gross income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Municipal Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.





Prospective investors should be aware that an investment in the New Jersey Fund may not be suitable for persons who do not receive income subject to income taxes of New Jersey.


                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's common stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 2000, 1999 and 1998, and of Class C shares of the Fund for the fiscal year ended September 30, 2000 and for the period from May 27, 1999 (inception) to September 30, 1999, are shown below. No Class C shares were issued or outstanding during the fiscal year ended September 30, 1998. Also shown are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:



                      Total Sales Charges Paid    Amount of Class A and Class C
                     by Shareholders on Class       Sales Charges Retained by
    Fiscal Year         A and Class C Shares            Seligman Advisors
    -----------         --------------------            -----------------
       2000                  $36,507                           $3,988
       1999                   50,781                            5,986
       1998                   73,037                            8,550

Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2000:



   Net Underwriting          Compensation on
    Discounts and            Redemptions and
 Commissions (Class A      Repurchases (CDSC on
  and Class C Sales       Class A, Class C and        Brokerage         Other
  Charges Retained)      Class D Shares Retained)    Commissions    Compensation
  -----------------      ------------------------    -----------    ------------
        $3,988                     $347                 $-0-            $-0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a director or trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a director or trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 4.42%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class A shares of the Fund was 6,776,564, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 7.82%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 43.45% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to New Jersey's gross income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 2000 was 0.08%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 2000 was 3.75%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 2000 was 6.06%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class C shares was 3.89%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class C shares of the Fund was 46,665, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class C shares was 6.88%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 43.45% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to New Jersey's gross income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.



The average annual total return for the Fund's Class C shares for the one-year period ended September 30, 2000 was 2.21%. The average annual total return for the Fund's Class C shares from May 27, 1999 (inception) to September 30, 2000 was (1.17)%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class C shares over the relevant periods were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 3.93%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 2000, which was the last day of this period. The average number of Class D shares of the Fund was 138,177, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 6.95%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 2000 was 3.20%. The average annual total return for the Fund's Class D shares for the five-year period ended September 30, 2000 was 3.97%. The average annual total return for the Fund's Class D shares for the period from February 1, 1994 (inception) through September 30, 2000 was 3.40%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and capital gain distributions by the Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 2000 or from the Class's inception through September 30, 2000, assuming investment of all dividends and capital gain distributions.


                                     Class A

                             Value of           Value of          Value         Total Value
           Year              Initial          Capital Gain         of                Of               Total
         Ended(1)         Investment(2)      Distributions      Dividends      Investment(2)       Return(1)(3)
         --------         -------------      -------------      ---------      -------------       ------------
          9/30/91              $1,018             $  4            $ 64              $1,086
          9/30/92               1,052                7             132               1,191
          9/30/93               1,120               26             212               1,358
          9/30/94               1,005               39             256               1,300
          9/30/95               1,031               60             336               1,427
          9/30/96               1,033               60             411               1,504
          9/30/97               1,027              110             486               1,623
          9/30/98               1,057              132             578               1,767
          9/30/99                 969              141             603               1,713
          9/30/00                 967              149             685               1,801              80.14%

                                     Class C

                             Value of           Value of          Value         Total Value
           Period             Initial         Capital Gain         of                of               Total
          Ended(1)         Investment(2)     Distributions      Dividends      Investment(2)       Return(1)(3)
          --------         -------------     -------------      ---------      -------------       ------------
          9/30/99               $943               $-0-            $11                $954
          9/30/00                931                 4              49                 984              (1.57)%

                                     Class D

                             Value of           Value of          Value         Total Value
          Period             Initial          Capital Gain         of                of               Total
         Ended(1)         Investment(2)      Distributions      Dividends      Investment(2)       Return(1)(3)
         --------         -------------      -------------      ---------      -------------       ------------
          9/30/94               $919              $-0-            $26                $945
          9/30/95                941                15             72               1,028
          9/30/96                943                15            117               1,075
          9/30/97                938                51            162               1,151
          9/30/98                965                65            213               1,243
          9/30/99                887                74            238               1,199
          9/30/00                885                79            285               1,249                24.93%




(1) For the ten-year period ended September 30, 2000 for Class A shares, from commencement of operations of Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.


                              Financial Statements


The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2000, contains a schedule of the investments of the Fund as of September 30, 2000, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A


MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS


Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

MUNICIPAL NOTES

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & Poor's Ratings Services (S&P)
Municipal Bonds


AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                      RISK FACTORS REGARDING INVESTMENTS IN
                         NEW JERSEY MUNICIPAL SECURITIES

Some of the significant financial considerations relating to the investments of the New Jersey Fund are summarized below. The following information provides only a brief summary of the complex factors affecting the financial situation in New Jersey, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified. It should be noted that the creditworthiness of obligations issued by local New Jersey Issuers may be unrelated to the creditworthiness of obligations issued by the State of New Jersey, and there is no obligation on the part of New Jersey to make payment on local governmental obligations in the event of default or financial difficulty.

State Finance/Economic Information. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,098 persons per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

For the last decade, New Jersey's job growth has been concentrated in five major "growth clusters": health, high technology, logistics, financial and entertainment. Personal income in New Jersey, spurred by strong labor markets, increased at a pace of 5.6% in 1999, just below the 5.8% national rate. The strong economy also led to a 7.0% growth in retail sales. Low inflation, approximately 2%, continues to benefit New Jersey consumers and businesses and low interest rates have increased spending on housing and consumer durable expenditures. In 1999, home building was at its highest level since 1988.

The New Jersey outlook is based largely on expected national economic performance and on recent New Jersey strategic policy actions aimed at infrastructure improvements, effective education and training of New Jersey's workforce, and maintaining a competitive business environment. Investments in each of these policy areas are seen as critical to maintaining the long-term health of New Jersey's economy.

New Jersey's Budget and Appropriation System. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriations Act enacted by the New Jersey Legislature and approved by the Governor provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1997 was $280.5 million, for fiscal year 1998 was $228.2 million and for fiscal year 1999 was 276.1 million. For fiscal year 2000, the balance in the undesignated General Fund is estimated to be $200.1 million. The estimated balance for fiscal year 2001 is $175.0 million. Such estimates for fiscal year 2000 and 2001 reflect the amounts contained in the Fiscal Year 2001 Appropriations Act, P.L. 2000, C. 53. The fund balances are available for appropriation in succeeding fiscal years.

During the course of the fiscal year, the Governor may take steps to reduce New Jersey expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that New Jersey does not incur a deficit. Under the New Jersey Constitution, no supplemental appropriation may be enacted after adoption of an appropriation act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

General Obligation Bonds. New Jersey finances certain capital projects through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Certain tax revenues and certain other fees are pledged to meet the principal payments, interest payments and redemption premium payments, if any, required to pay the debt fully.

The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 2000 was $3.7905 billion. The recommended appropriation for the debt service obligation on outstanding projected indebtedness is $530.0 million for fiscal year 2001.

In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 2001 the amount appropriated for this purpose is $1,168.3 million.

Tax and Revenue Anticipation Notes. In fiscal year 1992, New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. On October 2, 2000, New Jersey issued $700,000,000 of its notes for fiscal year 2001. Such notes will mature by June 15, 2001. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from monies on deposit in the General Fund and Property Tax Relief Fund and are legally available for such payment.

"Moral Obligation" Financing. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities. As of June 30, 2000, outstanding "moral obligation" bonded indebtedness issued by New Jersey entities totaled $709,391,414.75 and maximum annual debt service subject to "moral obligation" is $86,778,038.63.

New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation." It is anticipated that this agency's revenues will continue to be sufficient to pay debt service on its bonds.

South Jersey Port Corporation. New Jersey has periodically provided the South Jersey Port Corporation (the "Port Corporation") with funds to cover debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1997 through 2000, New Jersey has made appropriations totaling $53,036,261.14 which covered deficiencies in revenues of the Port Corporation, for debt service.

Higher Education Assistance Authority. The Higher Education Student Assistance Authority ("HESAA"), the successor to the Higher Education Assistance Authority pursuant to legislation enacted March, 1999, has not had a revenue deficiency which required New Jersey to appropriate funds to meet its "moral obligation". It is anticipated that the HESAA's revenues will be sufficient to cover debt service on its bonds.

Obligations Guaranteed by New Jersey. The New Jersey Sports and Exposition Authority ("NJSEA") has issued New Jersey guaranteed bonds of which $86,070,000 were outstanding as of June 30, 2000. To date, the NJSEA has not had a revenue deficiency requiring New Jersey to make debt service payments pursuant to its guarantee. It is anticipated that the NJSEA's revenues will continue to be sufficient to pay debt service on these bonds without recourse to New Jersey's guarantee.

Obligations Supported by New Jersey Revenue Subject to Annual Appropriation. New Jersey has entered into a number of leases and contracts described below (collectively, the "Agreements") with several governmental authorities to secure the financing of various New Jersey projects. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects. New Jersey's obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations.

New Jersey Economic Development Authority. Pursuant to legislation, the New Jersey Economic Development Authority ("EDA") has been authorized to issue Economic Recovery Bonds, New Jersey Pension Funding Bonds and Market Transition Facility Bonds. The Economic Recovery Bonds have been issued pursuant to legislation enacted during 1992 to finance various economic development purposes. Pursuant to that legislation, the EDA and the New Jersey Treasurer entered into an agreement through which the EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey subject to appropriation by the New Jersey Legislature.

The New Jersey Pension Funding Bonds have been issued pursuant to legislation enacted in June 1997 to pay a portion of New Jersey's unfunded accrued pension liability for its retirement system, which together with amounts derived from the revaluation of pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the unfunded accrued pension liability.

The Market Transition Facility Bonds have been issued pursuant to legislation enacted in June 1994 to pay the current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis.

In addition, New Jersey has entered into a number of leases with the EDA relating to the financing of certain real property, office buildings and equipment for (i) the New Jersey Performing Arts Center; (ii) Liberty State Park in the City of Jersey City; (iii) various office buildings located in Trenton known as the Trenton Office Complex; (iv) a facility located in Trenton; and (v) certain energy saving equipment installed in various New Jersey office buildings. The rental payments required to be made by New Jersey under these lease agreements are sufficient to pay debt service on the bonds issued by the EDA to finance the acquisition and construction of such projects and other amounts payable to the EDA, including certain administrative expenses of the EDA.

Legislation enacted in July 2000 authorizes the EDA to issue bonds to finance New Jersey's share of costs for school facility construction projects. Debt service on the bonds will be paid pursuant to a contract between the EDA and the New Jersey Treasurer. The principal amount of bonds authorized to be issued is $6 billion for the "Abbott" districts, $2.5 billion for all other districts and $100 million for county vocational school district projects.

New Jersey Building Authority. Legislation enacted in 1981 established the New Jersey Building Authority ("NJBA") to undertake the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings, and correctional facilities. The NJBA finances the cost of such projects through the issuance of bonds, the payment of debt service on which is made pursuant to a lease between the NJBA and New Jersey.

New Jersey Educational Facilities Authority. The New Jersey Educational Facilities Authority issues bonds pursuant to three separate legislative programs to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey's public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; (iii) grants to public and private institutions of higher education to develop a technology infrastructure within and among New Jersey's institutions of higher education and (vi) capital projects at county colleges and (v) grants to public and private institutions of higher education to finance and refinance eligible educational facilities.

New Jersey Sports and Exposition Authority. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the "NJSEA") to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer (the "NJSEA State Contract"). Pursuant to the NJSEA State Contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds.

State Transportation System Bonds. In July 1994, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey pursuant to the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to its transportation system. Pursuant to the TTFA Act, as amended, the principal amount of the TTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed

$650 million plus amounts carried over from prior fiscal years. The debt issued by the TTFA are special obligations of the TTFA payable from a contract among the TTFA, the New Jersey Treasurer and the Commissioner of Transportation.

New Jersey Transit Corporation Hudson-Bergen Light Rail Transit System. The TTFA has entered into a Standby Deficiency Agreement (the "Standby Deficiency Agreement") with the trustee for grant anticipation notes (the "GANS") issued by New Jersey Transit Corporation ("NJT") for the financing of the construction of the Hudson-Bergen Light Rail Transit System. The GANS were defeased on September 27, 2000 by the issuance of NJT's Capital Grant Anticipation Notes, Series 2000A (the "CGANS"), which are payable solely from certain federal grant monies. The Standby Deficiency Agreement terminated upon defeasance of the CGANS.

Garden State Preservation Trust. In July 1999, the State established the Garden State Preservation Trust ("GSPT"), an instrumentality of New Jersey, pursuant to the Garden State Preservation Trust Act (the "GSPT Act") for the purpose of preserving open space of farmland and historic properties. Pursuant to the GSPT Act, the principal amount of bonds, notes or other obligations which may be issued prior to July 1, 2009, other than refunding bonds cannot exceed $1 billion. After July 2, 2009, only refunding bonds can be issued. The debt to be issued by the GSPT will be special obligations of the GSPT payable from contracts to be entered into among the GSPT, the New Jersey Treasurer, the Department of Environmental Protection, the New Jersey Agriculture Development Committee and the New Jersey Historic Trust. To date, no debt has been issued by the GSPT under the GSPT Act.

State of New Jersey Certificates of Participation. Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement.

New Jersey Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey Aid to local school districts equal to a portion of the debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey Aid to counties equal to a portion of the debt service on bonds issued by or on behalf of counties for construction of county college facilities (P.L. 1971, c. 12, as amended). The New Jersey Legislature has no legal obligation to make such appropriations, but has done so to date for all obligations issued under these laws. Legislation adopted in 1997 authorized the New Jersey Education Facilities Authority to issue its obligations to finance county college capital facilities which are secured in whole or in part by an Agreement.

Community Mental Health Loan Program. The EDA issues revenue bonds from time to time on behalf of non-profit community mental health service providers. The payment of debt service on these revenue bonds as well as the payment of certain other provider expenses is made by New Jersey pursuant to service contracts between the State Department of Human Services and these providers. The contracts have one year terms, subject to annual renewal.

Line of Credit for Equipment Purchases. New Jersey finances the acquisition of certain equipment, services and real property to be used by various New Jersey departments through a line of credit.

State Pension Funding Bonds. Legislation enacted in June 1997 authorizes the EDA to issue bonds, notes or other obligations for the purpose of financing in full or in part the unfunded accrued pension liability for New Jersey's seven retirement plans. On June 20, 1997, the EDA issued bonds pursuant to this legislation (the "Pension Bonds") and $2.75 billion from the proceeds of the Pension Bonds were deposited into New Jersey's retirement systems. As a result of the funding from the proceeds of the Pension Bonds and the change in the asset valuation method authorized by Chapter 115, Laws of 1997, enacted by the New Jersey Legislature, full funding of the unfunded accrued pension liability under each of New Jersey's retirement systems was achieved.

Conduit Issues. Certain State agencies and authorities are authorized to issue debt on behalf of various private entities on a conduit basis. Under such circumstances, neither the State agency or authority acting as a conduit issuer nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued.

Municipal Finance. New Jersey's local finance system is regulated by various statutes designated to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the New Jersey State Department of Community Affairs.

Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) (the "Local Budget Law") imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every local unit annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

The Local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any local unit to either 5% or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5%, the Cap Law permits the governing body of any local unit to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5%, the Cap Law also permits the governing body of any local unit to approve the use of a higher percentage rate up to 5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other New Jersey or federal mandates; appropriations of private and public dedicated funds; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deduction") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. The Local Bond Law permits the issuance of certain obligations, including obligations issued for certain emergency or self liquidating purposes, notwithstanding the statutory debt limitation described above, but, with certain exceptions, it is then necessary to obtain the approval of the Local Finance Board. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5% of the equalized valuation basis in the case of municipalities and 2% of the equalized valuation basis in the case of counties.

School Districts. New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but New Jersey supervision of school finance closely parallels that of local governments.

All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

The New Jersey Department of Education has been empowered with the necessary and effective authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the "School Intervention Act"). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent. Pursuant to the authority granted under the School Intervention Act, on October 4, 1989, the New Jersey Board of Education ordered the creation of a State-operated school district in the city of Jersey City. Similarly, on August 7, 1991, the New Jersey Board of Education ordered the creation of a State-operated school district in the City of Paterson, and on July 5, 1995 the creation of a State-operated school district in the City of Newark.

School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriate amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the New Jersey Commissioner of Education (the "Commissioner") to request changes.

In a Type II school district without a board of school estimate, the elected board of education develops the budget proposal and, after public hearing, submits it to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has until May 19 in any year to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by the board of education to be necessary, the board of education may appeal the action to the Commissioner.

The State laws governing the distribution of State aid to local school districts limit the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal to the Commissioner only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

In State-operated school districts the New Jersey District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State-operated district. Any difference between the amount which the Director certifies and the total amount of local revenues required by the budget approved by the Commissioner is to be paid by New Jersey in the fiscal year in which the expenditure is made subject to the availability of appropriations.

School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "Municipal Finance" and "Counties and Municipalities" herein). Although school districts are exempted from the 5% down payment provision generally applied to bonds issued by local units, they are subject to debt limits (which vary depending on the type of school system) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4% of the average equalized valuation basis on the constituent municipality. In certain cases involving school districts in cities with populations exceeding 150,000, the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000 the debt limit is 6% of the aforesaid average equalized valuation.

School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State-operated school district.

If school bonds of a Type II school district will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

All authorizations of debt must be reported to the Division by a supplemental debt statement prior to final approval.

School District Lease Purchase Financings. In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. Lease purchase agreements not in excess of five years require either the approval of the Commissioner, the voters or the board of school estimate, as applicable. The Commissioner will approve the lease purchase agreement only upon a demonstration by the district that the lease purchase payments and any operating expenses related thereto can be included within the district's net budget spending growth limitation and will not result in the need for approval by the voters or the board of school estimate, as appropriate, of additional spending proposals to maintain existing instructional programs and extracurricular activities. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. A school district may, without the prior approval of the Commissioner, also acquire equipment through a lease purchase agreement not in excess of 5 years provided the amount of the first installment and each subsequent installment for the lease purchase payments is included in the budget that is approved by the voters or the board of school estimate, as appropriate.

Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall withhold from certain New Jersey revenues or other New Jersey aid payable to the municipalities, or from New Jersey school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey. As of June 30, 2000, the aggregate amount of school district and municipal qualified bonds outstanding is $313,045,900 and $815,082,461, respectively.

New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the support of free public schools. Under this law the reserve is maintained at an amount equal to 1.5% of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this Fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.

Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by local units, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a local unit and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director of the Division reviews and approves annual budgets of authorities and special districts.

Certain local authorities are authorized to issue debt on behalf of various entities on a conduit basis. Under such circumstances, neither the local authority acting as a conduit issuer, the local unit creating such local authority nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued.

Pollution Control Bonds. In the 1970's, the State Legislature initiated a comprehensive statutory mechanism for the management of solid waste disposal within the State that required each county to develop a plan for county-wide controlled flow of solid waste to a franchised location. The controlled flow of solid waste to a franchised location enabled the imposition of above-market-rate disposal fees. Most counties created independent local authorities or utilized existing local authorities in order to finance, with the proceeds of bonds, the technically complex and expensive infrastructure required to implement this statutory mechanism. Typically, the primary security for the amortization of the bonds was the above-market-rate disposal fees, although some bonds were further secured by a guaranty of the respective county. On May 1, 1997, in Atlantic Coast Demolition & Recycling, Inc. v. Board of Chosen Freeholders of Atlantic County, 112 F.3d 652 (3d Cir. 1997), the United States Court of Appeals for the Third Circuit held that the State's system of controlled flow of solid waste to franchised locations unconstitutionally discriminated against out-of-State operators of waste disposal facilities and, therefore, violated the Commerce Clause of the United States Constitution. Subsequently, the United States Supreme Court denied a petition for writ of certiorari. This decision has terminated controlled flow of solid waste to franchised locations within the State. In the absence of controlled flow, franchisees facing competition from other operators of waste disposal facilities are unable to charge above-market-rate disposal fees. The reduction of such fees to competitive levels has reduced correspondingly the primary source of security for the outstanding bonds of the local authorities. The facts relevant to each local authority within the State remain unique. Some local authorities have successfully implemented refunding and work-out financings. Other local authorities have eliminated revenue shortfalls through the imposition of special waste disposal taxes. In other cases, revenue shortfalls continue.

Year 2000 Initiative. New Jersey has implemented a plan to address the Year 2000 data processing problem and to ensure the continuation of governmental operations into the Year 2000 and beyond. New Jersey imposed a moratorium during Fiscal Year 1998 on all non-year 2000 related data processing activities to ensure availability of resources for Year 2000 compliance. This moratorium will remain in effect until each agency can certify that it is

Year 2000 compliant. In addition, all new equipment, software, systems, or enhancements purchased by New Jersey must be Year 2000 compliant. As of December 31, 1999, the testing, validation and implementation of 100% of all centrally maintained New Jersey systems was complete. Departmental systems are in varying states of implementation.

Litigation. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, New Jersey agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. In addition, at any given time, there are various numbers of contract and other claims against New Jersey and New Jersey agencies, including environmental claims asserted against New Jersey, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $90,972,000 for tort and medical malpractice claims pending as of June 30, 2000. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

Other lawsuits presently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure include the following:

Interfaith Community Organization v. Shinn et al., a suit filed by a coalition of churches and church leaders in Hudson County against the Governor, the Commissioners of the New Jersey Department of Environmental Protection (the "DEP") and the Department of Health, concerning chromium contamination in Liberty State Park in Jersey City. On March 2, 1999 the federal district court entered an order for a preliminary injunction which requires the DEP to fence in certain areas of Liberty State Park, requires no mitigation work beyond that which the DEP has nearly completed as part of the Green Park development in that area and denies the plaintiff's motion for preliminary injunctive relief in other areas of Liberty State Park.

American Trucking Associations, Inc. and Tri-State Motor Transit Co. v. State of New Jersey, challenging the constitutionality of annual hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection, seeking permanent injunction enjoining future collection of fees and refund of all renewal fees, fines and penalties collected. On October 2, 1997 oral argument was conducted on the parties' cross-motions for summary judgement in the Tax Court. No decision on the Cross-motions has been rendered to date.

Buena Regional Commercial Township et al. v. New Jersey Department of Education et al. This lawsuit was filed on behalf of 17 rural school districts seeking the same type of relief as has been mandated to be provided to the poor urban school districts in Abbot v. Burke, which included, without limitation, sufficient funds to allow the school districts to spend at the average of wealthy suburban school districts, to implement additional programs and to upgrade school facilities. The Buena school districts are seeking to be treated as special needs districts and to receive parity funding the with Abbot school districts as a remedial measure. They also are seeking additional funding as may be necessary to provide an educational equivalent to that being provided in the Abbot districts. Similar complaints have been filed individually by the school districts of Dover and Pennsville and are presently pending before the Commissioner of Education. On February 24, 2000, the matter was transferred to the Office of Administrative Law for a hearing limited to whether each petitioning district has fully effectuated the provisions of the Comprehensive Educational Improvement and Financing Act. Administrative hearings are ongoing.

Abbot District's Early Childhood Plan Appeals. Thirteen Abbot District's have filed petitions of appeal with the Commissioner concerning the Department of Education's letters regarding such District's early childhood programs developed in response to the Court's decision in Abbot v. Burke. The matters were transmitted to the Office of Administrative Law for further proceedings. To date, eleven of the original districts that filed petitions remain active (two withdrew their petitions). Additionally, the Education Law Center has filed petitions on behalf of the students in the state-operated schools of Newark, Jersey City and Paterson as well as the students of West New York. Six districts filed appeals with the Commissioner of Education which were transferred to the Office of Administrative Law regarding supplemental programs. Of the six districts, four districts have settled and/or withdrawn their petitions for the 1999/2000 school year. Five districts filed petitions of appeal of the Department of Education's decision on the district's early childhood programs for the 2000/2001 school year. Also, seven districts have filed petitions of appeal of the amount of additional Abbot New Jersey aid that each district was awarded. Out of seven districts, one district has withdrawn its petition.

Verner Stabaus, et al. v. State of New Jersey, et al. Plaintiffs, 25 middle income school districts, have filed a complaint alleging that New Jersey's system of funding for their schools is violative of the constitutional rights of equal protection and a thorough and efficient education. One June 23, 1998, plaintiffs filed an amended complaint removing one and adding eighteen school district plaintiffs. On January 31, 2000 an order was entered granting the defendants' motion to dismiss. On March 8, 2000, the districts filed a notice of appeal.

Affiliated FM Insurance Company v. State of New Jersey et al., an action by certain members of the New Jersey Property-Liability Insurance Guaranty Association challenging the constitutionality of assessments used for the Market Transition Fund and seeking repayment of assessments paid since 1990. New Jersey is vigorously defending this action which on August 7, 1998 was transferred to the Appellate Division as an appeal from final agency action.

Cleary v. Waldman, the plaintiffs claim that the Medicare Catastrophic Coverage Act, providing funds to spouses of institutionalized individuals sufficient funds to live in the community, requires that a certain system be used to provide the funds and another system is being used instead. Plaintiffs motion for a preliminary injunction was denied and is being appealed. Subsequently, plaintiffs filed for class certification which was granted. On February 8, 1999, the Third Circuit court of Appeals affirmed the District court's decision, concluding the federal statute allowed States discretion to employ either methodology. Plaintiffs' petition for certiorari to the United States Supreme Court was denied. On August 21, 2000, the district court denied plaintiffs' motion for summary judgement, granted New Jersey's cross motion for summary judgment, and granted defendant-intervenors' cross motion to dismiss.

United Hospitals v. State of New Jersey and William Waldman, 19 New Jersey hospitals are challenging the Medicaid reimbursements made since February 1995 claiming that New Jersey failed to comply with certain federal requirements, the reimbursement regulations are arbitrary, capricious and unreasonable, rates were incorrectly calculated, the hospitals were denied due process, the Medicaid reimbursement provisions violate the New Jersey Constitution, and Medicaid State Plan was violated by the New Jersey Department of Human Services implementation of hospital rates since 1995.

United Healthcare System, Inc. v. Fishman and Guhl. This Chapter 11 case commenced in 1997 when United Hospital closed. United seeks to expunge proofs of claim filed in the Chapter 11 case by the Department of Health and Senior Services and the Department of Human Services. United moreover asserts claims for turnover of the property of the debtor's estate and declaratory relief. United wants the bankruptcy court to take jurisdiction of and decide Medicaid reimbursement matters pending in New Jersey state administrative proceedings or on appeal in the New Jersey appellate courts. The court granted New Jersey's motion to dismiss. United filed a motion for reconsideration.

Camden County Energy Recovery Associates v. New Jersey Department of Environmental Protection, Board of Chosen Freeholders of the County of Camden et al., the plaintiff owns and operates a resource facility in Camden County and has filed suit seeking to have the solid waste reprocurement process halted to clarify bid specification. The court did not halt the bid process but did require clarifications. Co-defendant Pollution Control Financing Authority of Camden County (the "PCFA") counterclaimed, seeking reformation of the contract between it and the plaintiff and cross-claimed against New Jersey for contribution and indemnification. New Jersey has filed motions to dismiss the complaint and a cross-claim. On August 7, 1999 the Appellate Division ruled in favor of New Jersey and ordered the trial court to dismiss all claims and cross-claims against New Jersey. The Camden County Energy Recovery Associates, the County of Camden and the PCFA have filed motions for leave to appeal to the Supreme

Court of New Jersey. The New Jersey Supreme Court granted leave to appeal this case. The matter has been fully briefed and the parties are awaiting oral argument.

Sojourner A. et al. v. Dept. of Human Services. The plaintiffs in this action filed a complaint and motion for preliminary injunction, seeking damages and declaratory and injunctive relief overturning, on New Jersey Constitutional grounds, the "family cap" provisions of the New Jersey Work First New Jersey Act N.J.S.A. 44:10-1 et seq. On August 30, 2000, the trial court granted summary judgement in favor of the State defendants. Plaintiffs intend to appeal the dismissal and New Jersey intends to vigorously defend this matter.

Zurbrugg Hospital et al v. Fishman; Rancocas Hospital et al. v. Fishman; St. Francis Medical Center et al. v. Fishman and Solaris Health System v. Fishman. These cases represent challenges by various hospitals to the $10 per adjusted hospital admission charges imposed by N.J.S.A. 26:2H-18.57. Most of the fees in controversy have been paid by hospitals pending the outcome of the appeal pursuant to agreements with the Department of Health and Senior Service. The Appellate Division upheld the $10 per adjusted admission charges and affirmed the payment demand and rejected the hospitals' claims that the assessment constituted a special law relating to taxation or a violation of the hospitals' equal protection rights. The New Jersey Supreme Court denied the hospitals' petition for certification.

Charlie and Nadine H. v. Christine Todd Whitman, a class action suit filed by Children's Rights Inc. against the Governor, the Commissioner of the Department of Human Services and Charles Venti, Director of the Division of Youth and Family Services alleging their systemic failures to protect the plaintiff class and furnish legally required services to the children and their families and that the alleged failures violate the United States Constitution, federal statutes and federal common law. The state has filed a motion to dismiss, which was decided on January 27, 2000. Most of the causes of action were dismissed. The trial judge denied plaintiffs' motion seeking to appeal the decision. Plaintiffs' motion for class certification was dismissed without prejudice and plaintiffs were ordered to file an amended complaint.

East Cape May Associates v. NJ Dept. of Environmental Protection, the plaintiff claims that it is entitled to damages for a taking of its property without just compensation. The property is approximately 80 acres of freshwater wetlands in Cape May, New Jersey. The Appellate Division held that DEP could avoid liability by approving development on the property under the Freshwater Wetlands Protection Act and remanded the case for a determination of whether the property included 100 acres already developed. On remand, the trial court ruled that the "property" did not include those 100 acres and that DEP could not approve development of the 80 remaining acres without adopting rules. Since DEP had not adopted rules, the trial court held that DEP's development offer was ineffective and DEP was liable for a taking of the property. New Jersey has filed an appeal of the trial court's decision and East Cape May Associates file a cross-appeal. The matter has been fully briefed and the parties are awaiting oral argument.

Brown v. State, Dept. of Treasury, Div. of Pensions & Benefits, Plaintiff seeks to represent a class of persons who received retirement benefits under the Police & Firemen Retirement System. Plaintiff seeks to challenge on statutory and constitutional grounds their omission from legislation that provided enhanced retirement benefits only to these people who retired after April 1, 1991. The trial court denied New Jersey's motion to dismiss and transferred the counts seeking a declaration regarding the tax statutes to the New Jersey Tax Court.


Ratings. As of December 7, 2000, Standard & Poor's Ratings Services (S&P), Moody's Investors Service (Moody's) and Fitch IBCA, Inc. (Fitch) have assigned long-term ratings of AA+, Aa1 and AA+, respectively, to New Jersey General Obligation Bonds. There is no assurance that the ratings of New Jersey General Obligations Bonds will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of New Jersey's General Obligation Bonds.


The various political subdivisions of New Jersey are rated independently from New Jersey by S&P, Moody's and/or Fitch, if they are rated. These ratings are based upon information supplied to the rating agency by the political subdivision. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of bonds issued by the political subdivision.

                                   APPENDIX C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

oo Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.


o Launches innovative Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

                                                               File No. 33-13401
                                                                        811-5126


PART C. OTHER INFORMATION

Item 23. Exhibits.

     All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.

(a) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(a)(1) Form of Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(b) Amended and Restated By-Laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(c) Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on January 11, 1988.)

(c)(1) Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11, filed January 31, 1994.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between the Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(3) Sales Agreement between Dealers and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman New Jersey Municipal Fund, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on January 29, 1999.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(h)       Not applicable.

(i) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Post-Effective Amendment No. 19 filed on May 28, 1999.)

                                                               File No. 33-13401
                                                                        811-5126


PART C. OTHER INFORMATION (continued)

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(j)       *Consent of Independent Auditors.

(j)(1)    *Consent of New Jersey Counsel.

(k)       Not applicable.

(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(l)(1) Form of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(n) Rule 18f-3 Plan. Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)


(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No 20 filed on January 27, 2000.)


(Other Exhibits) Powers of Attorney. (Incorporated by reference to Registrant's
                 Post-Effective Amendment No. 15 filed on January 27, 1998.)

Item 24.   Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 14 to the Registration Statement.


           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                               File No. 33-13401
                                                                        811-5126


PART C.  OTHER INFORMATION (continued)


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman pursuant to the Investment Advisers Act of 1940, as amended, (SEC File No. 801-15798) on March 31, 2000.


Item 27.   Principal Underwriters.

           (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser, are:

           Seligman Capital Fund, Inc.
           Seligman Cash Management Fund, Inc.
           Seligman Common Stock Fund, Inc.
           Seligman Communications and Information Fund, Inc.
           Seligman Frontier Fund, Inc.
           Seligman Growth Fund, Inc.
           Seligman Global Fund Series, Inc.
           Seligman High Income Fund Series
           Seligman Income Fund, Inc.
           Seligman Municipal Fund Series, Inc.
           Seligman Municipal Series Trust
           Seligman Pennsylvania Municipal Fund Series
           Seligman Portfolios, Inc.
           Seligman Time Horizon/Harvester Series, Inc.
           Seligman Value Fund Series, Inc.

                                                               File No. 33-13401
                                                                        811-5126


PART C.     OTHER INFORMATION (continued)

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                                                    Seligman Advisors, Inc.
                                                    As of December 31, 2000


                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         William C. Morris*                            Director                                    Chairman of the Board and
                                                                                                   Chief Executive Officer
         Brian T. Zino*                                Director                                    President and Director
         Ronald T. Schroeder*                          Director                                    None
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    Vice President
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President and Director                      None
         Charles W. Kadlec*                            Chief Investment Strategist                 None
         Thomas G. Rose*                               Senior Vice President, Finance              Vice President
         Edward F. Lynch*                              Senior Vice President, National             None
                                                       Sales Director
         James R. Besher                               Senior Vice President, Business             None
         14000 Margaux Lane                            Development
         Town & Country, MO  63017
         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444
         Matthew A. Digan*                             Senior Vice President, Domestic             None
                                                       Funds
         Jonathan G. Evans                             Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         T. Wayne Knowles                              Senior Vice President, Divisional           None
         104 Morninghills Court                        Sales Director
         Cary, NC  27511
         Joseph Lam                                    Regional                                    None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson                             Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94507
         Michelle L. McCann-Rappa*                     Senior Vice President, Retirement           None
                                                       Plans
         Robert McBride                                Marketing Director, Latin                   None
         Seligman International, Inc.                  America
         Sucursal Argentina, Edificio Laminar
         Plaza, Ingeniero Butty No. 240, 4th FL
         C1001ASB Buenos Aires, Argentina
         Scott H. Novak*                               Senior Vice President, Insurance            None
         Ronald W. Pond*                               Senior Vice President, Divisional           None
                                                       Sales Director

                                                               File No. 33-13401
                                                                        811-5126


PART C.  OTHER INFORMATION (continued)



                                                    Seligman Advisors, Inc.
                                                    As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Jeff Rold                                     Senior Vice President, Divisional           None
         181 East 73rd Street, Apt 20B                 Sales Director
         New York, NY  10021
         Richard M. Potocki*                           Director, Sales & Global Financial          None
                                                       Services
         Mr. Michele di Stefano                        Senior Vice President, Regional             None
         Seligman International UK Limited             Director, Europe/Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         Bruce M. Tuckey                               Senior Vice President, Sales                None
         41644 Chattman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760
         Charles L. von Breitenbach, II*               Senior Vice President, Managed              None
                                                       Money
         Jeffrey S. Dean*                              Vice President, Business Analysis           None
         Mason S. Flinn                                Senior Vice President, Regional             None
         2130 Fillmore Street                          Retirement Plans Manager
         PMB 280
         San Francisco, CA  94115-2224
         Jody Knapp                                    Vice President, Regional Retirement         None
         17011 East Monterey Drive                     Plans Manager
         Fountain Hills, AZ  85268
         David W. Mountford                            Vice President, Regional Retirement         None
         7131 NW 46th Street                           Plans Manager
         Lauderhill, FL  33319
         Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                       Plans Manager
         Nicholas Roberts                              Vice President, Senior National             None
         280 Park Avenue South, Apt. 12F               Accounts Manager
         New York, NY  10010
         Helen Simon*                                  Vice President, Sales Administration        None
         Gary A. Terpening*                            Vice President, Director of Business        None
                                                       Development
         Justine Tomcheck                              Vice President, Strategic Investment        None
         12 High Street                                Products
         Greenwich, CT  06830
         John E. Skillman, III                         Vice President, Portfolio                   None
         4520 Brookwood Drive                          Advisory
         Tampa, FL  33629
         Joseph Williams                               Vice President, Portfolio                   None
         6 Westwick Court                              Advisory
         Annapolis, MD  21403
         Bill DeSanto*                                 Vice President, Portfolio                   None
                                                       Advisory

                                                               File No. 33-13401
                                                                        811-5126


PART C.  OTHER INFORMATION (continued)



                                                     Seligman Advisors, Inc.
                                                    As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Kevin Casey                                   Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702
         Daniel Chambers                               Regional Vice President                     None
         4618 Lorraine Avenue
         Dallas, TX  75209
         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Cathy Des Jardins                             Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302
         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Kelli A. Wirth Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Greg LaVersa                                  Regional Vice President                     None
         1200 Springfield Avenue, Unit 4A
         New Providence, NJ  07974
         Michael K. Lewallen                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Leslie A. Mudd                                Regional Vice President                     None
         5243 East Calle Redonda
         Phoenix, AZ  85018
         Tim O'Connell                                 Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         George M. Palmer, Jr.                         Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116



                                                     Seligman Advisors, Inc.
                                                    As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Craig Prichard                                Regional Vice President                     None
         9207 Cross Oaks Court
         Fairfax Station, VA  22039
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Edward D. Spaulding                           Regional Vice President                     None
         30 Observatory Pointe Drive
         Wilder, KY  41076
         James Taylor                                  Regional Vice President                     None
         290 Bellington Lane
         Creve Coeur, MO  63141
         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Sandra G. Floris*                             Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Albert A. Pisano*                             Assistant Vice President and                None
                                                       Compliance Officer


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

           (c)    Not Applicable.


Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, New York 10017 or at the following locations: (1) State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and recordkeeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp.,100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29.  Management Services.  Not Applicable.

Item 30. Undertakings. The Registrant undertakes: (1) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of January, 2001.



                                SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.



                                By:  /s/ William C. Morris
                                     ----------------------------------------
                                         William C. Morris, Chairman



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 25, 2001.



         Signature                                                Title



/s/ William C. Morris                                             Chairman of the Board (Principal
----------------------------------------
William C. Morris                                                 Executive Officer) and Director



/s/ Brian T. Zino                                                 President and Director
----------------------------------------
Brian T. Zino



/s/Lawrence P. Vogel                                              Treasurer (Principal Financial and
----------------------------------------
Lawrence P. Vogel                                                 and Accounting Officer)


John R. Galvin, Director                   )
Alice S. Ilchman, Director                 )
Frank A. McPherson, Director               )
John E. Merow, Director                    )
Betsy S. Michel, Director                  )                      /s/ Brian T. Zino
James C. Pitney, Director                  )                      -----------------------------------------
James Q. Riordan, Director                 )                       Brian T. Zino, Attorney-in-Fact
Richard R. Schmaltz, Director              )
Robert L. Shafer, Director                 )
James N. Whitson, Director                 )


                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

                     Post-Effective Amendment No. 21 to the

                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N-1A Item No.                              Description
------------------                              -----------

Item 23(j)                                      Consent of Independent Auditors

Item 23(j)(1)                                   Consent of New Jersey Counsel